UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

September 30, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (92.8%)
U.S. Government and Agency Obligations (47.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.6%)
$12,180,000		3.250%	02/25/11	$12,146,529
1,169,236		3.500%	02/15/30	1,131,340
3,875,000		3.750%	06/28/13	3,844,891
1,202,003	(l)	5.000%	04/01/35	1,172,750
752,389		5.000%	08/01/35	734,078
3,875,000	(i)	5.000%	10/01/38	3,774,490
495,082	(l)	5.500%	12/01/17	504,125
932,159	(l)	5.500%	06/01/20	940,761
1,586,564		5.500%	10/01/20	1,601,205
3,967,780	(l)	5.500%	05/01/34	3,969,079
2,215,000	(i)	5.500%	10/01/34	2,203,234
2,080,912	(l)	5.500%	10/01/34	2,080,298
1,824,158		5.500%	07/01/35	1,817,059
1,676,139	(l)	5.500%	07/01/35	1,669,615
3,130,856	(l)	5.500%	10/01/35	3,128,363
2,620,537		6.000%	11/01/33	2,665,081
2,261,985		6.000%	03/01/36	2,294,426
2,556,318		6.000%	07/01/38	2,591,782
303,759	(l)	6.500%	09/01/32	315,532
5,570,000	(i)	6.500%	10/01/34	5,710,988
2,315,489		6.500%	06/01/36	2,379,034
2,694,221	(l)	7.000%	12/01/37	2,821,588
				59,496,248
Federal National Mortgage Association (FNMA) (19.6%)
3,875,000		3.875%	07/12/13	3,865,374
500,000		4.250%	05/15/09	502,777
201,415		5.000%	05/01/18	202,769
421,825		5.000%	06/01/18	424,206
889,078		5.000%	07/01/18	895,063
1,625,000	(i)	5.000%	10/01/33	1,583,359
686,712		5.000%	11/01/33	671,287
320,757		5.000%	05/01/34	313,252
2,115,274	(l)	5.000%	08/01/35	2,064,456
3,003,611	(i)	5.000%	10/01/35	2,931,450
784,648		5.500%	01/01/17	799,490

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
$130,882		5.500%	09/01/17	$133,522
587,774		5.500%	02/01/18	599,492
1,110,759		5.500%	03/01/18	1,130,728
2,000,000	(i)	5.500%	10/01/22	2,015,624
2,848,596	(l)	5.500%	04/01/33	2,855,300
1,126,576		5.500%	05/01/33	1,129,397
773,448	(l)	5.500%	12/01/33	774,662
1,320,217		5.500%	01/01/34	1,320,442
1,310,380	(l)	5.500%	01/01/34	1,310,603
880,304		5.500%	02/01/34	881,637
2,482,473		5.500%	03/01/34	2,484,499
5,027,331		5.500%	04/01/34	5,028,820
332,892		5.500%	09/01/34	333,304
1,605,000	(i)	5.500%	10/01/34	1,600,487
1,250,639	(l)	5.500%	02/01/35	1,249,680
2,511,818		5.500%	04/01/35	2,508,322
2,114,875	(l)	5.500%	08/01/35	2,116,557
1,693,540		5.500%	10/01/35	1,693,600
711,272	(l)	6.000%	09/01/17	729,478
838,944		6.000%	10/01/32	857,372
1,060,701	(l)	6.000%	10/01/32	1,084,006
1,270,253		6.000%	11/01/32	1,294,647
2,378,475		6.000%	03/01/33	2,430,185
212,092		6.000%	04/01/33	215,829
968,888		6.000%	12/01/33	985,963
4,590,000	(i)	6.000%	10/01/34	4,648,807
2,060,293		6.000%	12/01/35	2,089,842
962,755		6.000%	01/01/36	976,563
468,998		6.500%	12/01/31	487,566
134,255	(l)	6.500%	02/01/32	139,579
726,472		6.500%	04/01/32	750,237
272,686		6.500%	05/01/32	283,562
569,254		6.500%	07/01/32	591,531
775,883		6.500%	08/01/32	806,251
575,481		6.500%	09/01/32	597,588
2,142,610	(l)	6.500%	09/01/32	2,226,256
604,889		6.500%	10/01/32	628,466

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
$3,535,000	(i)	6.500%	10/01/36	$3,624,478
891,041	(l)	6.500%	08/01/37	914,630
1,804,484		6.500%	11/01/37	1,852,254
418,556		7.000%	07/01/31	442,990
668,967		7.000%	09/01/31	707,916
681,633		7.000%	11/01/31	719,649
185,114		7.000%	02/01/32	195,917
99,318		7.000%	03/01/32	105,112
403,947		7.000%	07/01/32	427,501
404,709		7.500%	04/01/31	440,198
149,722		7.500%	05/01/31	161,654
				74,836,186
Government National Mortgage Association (GNMA) (1.8%)
26,292,663	(c) (g)	0.997%	06/17/45	1,096,275
462,266		5.500%	12/15/34	463,802
5,110,000	(i)	5.500%	10/01/35	5,114,793
22,716		8.500%	10/15/22	25,096
				6,699,966
U.S. Treasury (10.4%)
9,925,000	U.S. Treasury Bond (j) (o)	5.375%	02/15/31	11,278,055
1,257,302	U.S. Treasury Inflation-Indexed Notes (h)	1.875%	07/15/13	1,253,569
10,500,000	U.S. Treasury Note	2.000%	09/30/10	10,503,276
15,160,000	U.S. Treasury Note	3.125%	09/30/13	15,264,225
800,000	U.S. Treasury Note (o)	4.000%	08/15/18	811,375
660,000	U.S. Treasury Note	4.125%	05/15/15	696,403
				39,806,903
	Total U.S. government and agency obligations (cost: $180,604,948)			180,839,303

Corporate Obligations (45.4%)
Capital Goods (1.1%)
Manufacturing (1.1%)
3,125,000	ArcelorMittal - 144A Issue (b) (f)	6.125%	06/01/18	2,769,097
875,000	Tyco Electronics Group SA (b)	6.550%	10/01/17	842,000
740,000	Tyco Electronics Group SA (b)	7.125%	10/01/37	699,228
				4,310,325
Communication Services (1.0%)
Broadcasting (.7%)
2,500,000	COX Communications, Inc.	7.125%	10/01/12	2,547,168

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Communication Services—continued
Telecommunication (.3%)
$1,565,000	Nextel Communications, Inc.	6.875%	10/31/13	$1,064,200
Consumer Staples (.4%)
Personal Care (.4%)
1,700,000	The Estee Lauder Companies, Inc.	6.000%	05/15/37	1,472,227
Energy (1.4%)
Oil & Gas (.3%)
1,310,000	Petro-Canada (b)	6.800%	05/15/38	1,037,819
Pipelines (1.1%)
785,000	El Paso Natural Gas	7.250%	06/01/18	730,050
660,000	Magellan Midstream Partners LP	6.400%	07/15/18	648,184
2,875,000	NGPL Pipeco, LLC - 144A Issue (f)	7.768%	12/15/37	2,819,248
				4,197,482
Financial (37.2%)
Asset-Backed Securities (8.6%)
556,842	ABFS Mortgage Loan Trust (e) (m)	7.423%	12/15/33	353,084
1,750,000	American Express Credit Account Master Trust - 144A Issue (c) (f)	2.768%	12/15/13	1,496,939
746,656	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	756,903
1,380,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	7.160%	01/15/13	1,307,936
1,270,000	Capital Auto Receivables Asset Trust - 144A Issue (f)	8.300%	02/18/14	1,173,618
1,800,000	Capital One Multi-Asset Execution Trust	5.750%	07/15/20	1,580,077
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	1,907,195
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	1,967,920
564,494	Conseco Financial Corporation	6.400%	10/15/18	563,577
426,059	Conseco Financial Corporation	7.350%	05/15/27	427,787
1,755,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (e) (n)	5.200%	12/15/35	1,197,439
3,104,558	Countrywide Asset-Backed Certificates (c)	5.934%	05/25/37	1,358,852
1,165,000	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	369,620
542,063	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (f) (m)	6.240%	10/25/36	462,612
935,000	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (f) (m)	6.250%	10/25/36	851,946
3,100,000	CSAB Mortgage-Backed Trust (m)	6.080%	09/25/36	1,616,229
2,225,000	Discover Card Master Trust	5.650%	03/16/20	1,928,503
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (m)	5.997%	01/25/35	1,339,929

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$435,000	Ford Credit Auto Owner Trust - 144A Issue (f)	7.050%	12/15/13	$311,950
780,000	Ford Credit Auto Owner Trust - 144A Issue (f)	7.120%	02/15/13	585,712
3,095,000	GMAC Mortgage Corporation Loan Trust (c) (l)	5.952%	08/25/37	1,174,385
2,000,000	GMAC Mortgage Corporation Loan Trust (l) (m)	6.088%	10/25/36	545,335
356,611	JPMorgan Auto Receivables Trust - 144A Issue (e)	7.090%	02/15/14	319,785
3,297,000	JPMorgan Mortgage Acquisition Corporation (m)	6.337%	08/25/36	2,368,008
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	2,496,069
295,277	National Collegiate Trust (n)	7.240%	09/20/14	112,394
330,765	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	334,249
440,000	Origen Manufactured Housing	5.605%	05/15/22	425,182
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,368,604
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	643,920
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	608,323
91,435	Residential Funding Mortgage Securities II, Inc. (m)	5.090%	07/25/33	83,092
928,351	Vanderbilt Mortgage Finance (c)	3.537%	03/07/28	909,659
				32,946,833
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.0%)
2,350,995	Banc of America Alternative Loan Trust (c)	5.668%	11/25/35	1,138,034
2,301,243	Banc of America Alternative Loan Trust (c)	5.809%	01/25/36	1,069,868
1,836,178	Banc of America Alternative Loan Trust (c)	6.224%	05/25/46	830,697
756,340	Banc of America Alternative Loan Trust (c) (e)	6.260%	11/25/46	69,466
454,759	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	411,991
1,572,090	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	474,791
57,000	Banco Hipotecario Nacional - 144A Issue (b) (e) (k)	7.916%	07/25/09	570
104,616	BlackRock Capital Finance, LP - 144A Issue (f)	7.750%	09/25/26	57,539
707,862	Chase Mortgage Financial Corporation	5.500%	10/25/33	649,243
723,756	CitiMortgage Alternative Loan Trust (c) (e)	6.237%	07/25/37	46,405
1,963,737	CitiMortgage Alternative Loan Trust	6.250%	07/25/37	1,475,404
241,155	CS First Boston Mortgage Securities Corporation	6.000%	11/25/18	209,127
1,078,895	Global Mortgage Securitization, Ltd. (b) (l)	5.250%	04/25/32	986,272
2,039,105	Global Mortgage Securitization, Ltd. - 144A Issue (b) (e)	5.250%	11/25/32	1,747,489
2,580,556	JPMorgan Mortgage Trust (c)	4.334%	11/25/33	2,026,350
2,818,062	JPMorgan Mortgage Trust (c)	5.672%	09/25/35	1,913,462
2,074,352	JPMorgan Mortgage Trust (c)	5.732%	04/25/37	1,869,140
2,160,000	JPMorgan Mortgage Trust	6.500%	08/25/36	1,664,139
2,717,035	Lehman Mortgage Trust (c) (e)	6.881%	09/25/36	341,761
2,068,959	MASTR Asset Securitization Trust	5.500%	11/25/33	1,897,625

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$176,563	Mellon Residential Funding Corporation	6.750%	06/25/28	$176,626
2,123,654	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,732,861
847,350	Structured Asset Securities Corporation (m)	5.630%	05/25/34	559,313
4,056,315	Wells Fargo Alternative Loan Trust (c)	6.202%	07/25/37	1,638,355
				22,986,528
Commercial Mortgage-Backed Securities (11.2%)
420,469	Asset Securitization Corporation (c) (g)	2.172%	08/13/29	82,623
2,445,000	Asset Securitization Corporation (c)	7.692%	02/14/43	1,618,211
6,789,802	Asset Securitization Corporation - 144A Issue (c) (f) (g)	1.681%	10/13/26	197,549
2,845,000	Banc of America Commercial Mortgage, Inc. (c)	5.352%	09/10/47	2,582,166
1,650,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (f)	6.200%	07/11/43	1,381,481
5,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	09/11/41	4,454,164
1,555,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (f)	5.064%	05/14/16	1,560,186
3,867,200	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (f)	6.000%	07/15/31	2,590,894
1,460,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (f)	7.085%	10/15/36	1,171,380
1,505,279	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	1,517,731
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (c) (e)	5.805%	01/15/46	2,742,807
2,640,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (e) (n)	5.883%	12/11/49	1,720,784
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	272,742
540,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (f)	5.570%	02/05/19	433,098
1,000,000	CS First Boston Mortgage Securities Corporation (c)	5.100%	08/15/38	841,997
815,317	FFCA Secured Lending Corporation - 144A Issue (f) (l)	6.940%	09/18/25	835,701
2,775,000	GE Capital Commercial Mortgage Corporation (l)	5.543%	12/10/49	2,343,450
865,000	GE Capital Commercial Mortgage Corporation - 144A Issue (f)	6.039%	08/11/36	743,859
1,115,000	GE Capital Commercial Mortgage Corporation - 144A Issue (f) (l)	6.314%	08/11/36	916,688
1,352,000	GMAC Commercial Mortgage Securities, Inc. - 144A Issue (c) (f) (l)	5.310%	05/10/36	1,035,298
1,400,000	GS Mortgage Securities Corporation II - 144A Issue (f)	6.733%	02/14/16	1,468,255

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$2,396,427	Hometown Commercial Mortgage - 144A Issue (e)	5.506%	11/11/38	$1,868,960
2,327,225	Hometown Commercial Mortgage - 144A Issue (e) (n)	6.057%	06/11/39	1,882,506
2,000,000	JPMorgan Chase Commercial Mortgage Securities Corporation	5.370%	05/15/45	1,822,472
1,363,000	Morgan Stanley Capital I (c)	6.653%	10/03/34	1,361,508
28,473,283	Multi Security Asset Trust - 144A Issue (c) (e) (g)	1.067%	11/28/35	344,527
1,540,000	Multi Security Asset Trust - 144A Issue (c) (e)	5.880%	11/28/35	723,750
2,515,000	Timberstar Trust - 144A Issue (f) (n)	6.208%	10/15/36	1,964,567
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	759,683
945,000	Wachovia Bank Commercial Mortgage Trust (c)	6.011%	06/15/45	855,059
840,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (f)	4.942%	11/15/34	576,868
				42,670,964
Finance - Diversified (4.0%)
247,375	500 Grant Street Associates, LP - 144A Issue (e) (n)	2.593%	12/01/08	246,731
3,350,000	Allied Capital Corporation	6.625%	07/15/11	3,262,089
1,965,000	Ameriprise Financial, Inc. (c)	7.518%	06/01/66	1,494,267
750,000	Capmark Financial Group, Inc.	5.875%	05/10/12	373,870
1,050,000	Capmark Financial Group, Inc.	6.300%	05/10/17	412,588
2,000,000	Citigroup, Inc. (c)	8.400%	04/29/49	1,361,320
2,858,000	Fund American Companies, Inc.	5.875%	05/15/13	2,119,567
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,388,506
1,210,000	International Lease Finance Corporation	5.625%	09/20/13	786,176
995,000	International Lease Finance Corporation	6.375%	03/25/13	628,353
1,470,000	Janus Capital Group, Inc.	6.250%	06/15/12	1,389,204
1,100,000	Janus Capital Group, Inc.	6.700%	06/15/17	944,636
				15,407,307
Insurance (3.2%)
2,141,000	Commerce Group, Inc.	5.950%	12/09/13	2,099,617
1,075,000	Hartford Financial Services Group, Inc. (c)	8.125%	06/15/38	915,603
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (f)	7.800%	03/15/37	1,174,757
1,040,000	Prudential Financial, Inc. (c)	8.875%	06/15/38	978,837
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	2,743,322
1,000,000	Stancorp Financial Group, Inc. (c)	6.900%	05/29/67	842,125
1,400,000	Symetra Financial Corporation - 144A Issue (f)	6.125%	04/01/16	1,128,043
1,050,000	Symetra Financial Corporation - 144A Issue (c) (f)	8.300%	10/15/37	682,500
1,800,000	Willis North America, Inc.	6.200%	03/28/17	1,565,024
				12,129,828

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
Investment Bankers/Brokers (2.1%)
$2,175,000	American Capital, Ltd.	6.850%	08/01/12	$2,012,634
610,000	Goldman Sachs Capital I	6.345%	02/15/34	400,813
2,250,000	Jefferies Group, Inc.	6.250%	01/15/36	1,394,665
575,000	JPMorgan Chase & Company (c)	7.900%	04/29/49	484,081
2,570,000	Lazard Group	6.850%	06/15/17	2,128,469
1,965,000	Schwab Capital Trust I (c)	7.500%	11/15/37	1,622,088
				8,042,750
Real Estate Investment Trust - Health Care (1.1%)
2,780,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,408,400
1,850,000	Nationwide Health Properties, Inc.	6.000%	05/20/15	1,746,352
				4,154,752

Real Estate Investment Trust - Office Property (.4%)
1,655,000	Highwoods Realty, LP	5.850%	03/15/17	1,327,563

Real Estate Investment Trust - Shopping Retail (.3%)
1,315,000	Realty Income Corporation	6.750%	08/15/19	1,186,385

Special Services (.3%)
1,600,000	ERAC USA Finance Company - 144A Issue (f)	5.900%	11/15/15	1,305,283

Health Care (.9%)
Biotechnology (.1%)
425,000	Amgen, Inc.	6.900%	06/01/38	411,926

Managed Care (.5%)
1,950,000	Humana, Inc.	8.150%	06/15/38	1,843,942

Medical Products/Supplies (.3%)
1,255,000	Laboratory Corporation of America Holdings	5.500%	02/01/13	1,218,743

Technology (1.6%)
Computer Services & Software (1.6%)
1,485,000	Fiserv, Inc.	6.125%	11/20/12	1,439,960
1,490,000	Fiserv, Inc.	6.800%	11/20/17	1,437,922
1,755,000	Intuit, Inc.	5.750%	03/15/17	1,552,166
1,665,000	Thomson Reuters Corporation (b)	6.500%	07/15/18	1,592,344
				6,022,392
Utilities (1.9%)
Electric Companies (1.4%)
1,125,000	Bruce Mansfield Unit	6.850%	06/01/34	1,030,785
1,585,000	E. On Intl Finance BV - 144A Issue (b) (f)	6.650%	04/30/38	1,539,455
1,320,000	Nisource Finance Corporation	6.800%	01/15/19	1,199,010
525,000	Pennsylvania Electric Company	5.125%	04/01/14	474,616
1,110,000	TransAlta Corporation (b)	6.650%	05/15/18	1,047,858
				5,291,724

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Utilities—continued
Water Utilities (.5%)
$2,255,000	American Water Capital Corporation	6.593%	10/15/37	$2,014,369
	Total corporate obligations (cost: $224,746,905)			173,590,510
	Total long-term debt securities (cost: $405,351,853)			354,429,814

Shares
Preferred Stocks (.6%)
Financial (.6%)
Real Estate Investment Trust - Diversified (.3%)
70,000	PS Business Parks, Inc.	1,216,600
Real Estate Investment Trust - Self Storage (.3%)
65,000	Public Storage, Inc.	1,025,050
	Total preferred stocks (cost: $3,375,000)	2,241,650

Principal
Securities Lending Collateral (3.2%)
Commercial Paper (1.9%)
$1,886,959	AT&T, Inc. (d)	2.110%	10/06/08	1,886,405
1,886,959	Cargill, Inc. (d)	2.350%	10/14/08	1,885,357
1,886,959	JPMorgan Chase & Company	2.510%	10/14/08	1,885,010
1,572,465	Novatris Finance Corporation (d)	2.150%	10/02/08	1,572,371
				7,229,143
Corporate Notes (.8%)
1,572,465	Metropolitan Life Global Funding I -144A Issue (f)	2.540%	11/06/08	1,572,465
1,572,465	Morgan Stanley	2.640%	10/15/08	1,572,465
				3,144,930
Repurchase Agreements (.5%)
1,243,313	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 09/30/08 rate 1.350%, due 10/01/08; proceeds $1,243,360 (Collateralized by Corporate Obligations due 11/18/08 - 01/15/10)			1,243,313
440,290	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 09/30/08 rate 1.750%, due 10/01/08; proceeds $440,311 (Collateralized by U.S. Government Obligations due 11/19/08)			440,290
				1,683,603
	Total securities lending collateral (cost: $12,038,168)			12,057,676

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Short-Term Securities (14.6%)
Commercial Paper (2.6%)
$5,000,000	Bank of America NA	2.570%	10/15/08	$4,995,041
5,000,000	JPMorgan Chase & Company	2.000%	10/08/08	4,997,842
	Total commercial paper (cost: $9,992,884)			9,992,883
Corporate Notes (—)
18,208	Capital Auto Receivables Asset Trust - 144A Issue (f)	3.385%	02/17/09	18,208
	Total corporate notes (cost: $18,208)			18,208
U.S. Government Agency Obligations (2.6%)
5,000,000	Federal Home Loan Bank	2.000%	10/02/08	4,999,729
5,000,000	Federal Home Loan Bank	2.000%	10/24/08	4,992,653
	Total government (cost: $9,992,381)			9,992,382

Shares
Investment Companies (9.4%)
18,943,848	Dreyfus Treasury Cash Management Fund, current rate 0.680%	18,943,848
17,146,592	SEI Daily Income Trust Treasury Fund, current rate 0.620%	17,146,592
	Total investment companies (cost: $36,090,440)	36,090,440
	Total short-term securities (cost: $56,093,913)	56,093,913
	Total investments in securities (cost: $476,858,934)(p)	$424,823,053
	Payable upon return of securities loaned (3.2%)	(12,057,676)
	Liabilities in excess of cash and other assets (-8.0%)	(30,645,265)
	Total net assets (100%)	$382,120,112

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	The Portfolio held 3.2% of net assets in foreign securities at September 30, 2008.
(c)	Variable rate security.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 1.4% of the Portfolio’s net assets at September 30, 2008.

(e)

Represents ownership in an illiquid security. (See note 4 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at September 30, 2008, which includes cost and acquisition date, is as follows:

	Security:	Acquisition Date	Acquisition Cost
	ABFS Mortgage Loan Trust	09/19/05	$566,236
	500 Grant Street Associates-144A Issue*	06/12/03	247,375
	Banc of America Alternative Loan Trust	11/01/06	697,716
	Banco Hipotecario Nacional-144A Issue*	01/08/01	69,486
	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	02/28/06	3,562,569
	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	03/14/07	2,625,084
	CitiMortgage Alternative Loan Trust	07/03/07	486,697
	Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
	Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	2,021,677
	Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,420,356
	Hometown Commercial Mortgage - 144A Issue*	06/07/07	2,324,214
	JPMorgan Auto Receivables Trust - 144A Issue*	11/07/07	346,579
	Lehman Mortgage Trust	03/15/07	2,811,696
	Multi Security Asset Trust - 144A Issue*	02/24/05	1,156,015
	Multi Security Asset Trust - 144A Issue*	02/24/05	1,521,239
	Oakwood Mortgage Investors, Inc.†	03/25/03	346,675
			$22,958,457

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)	At September 30, 2008 the total cost of investments issued on a when-issued or forward commitment basis was $33,563,795.

See accompanying notes to investments in securities.

(j)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2008, securities with an aggregate market value of $454,531 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	December 2008	489	Long	$601,006	$—
U.S. 5-Year Treasury Notes	December 2008	172	Short	101,265
U.S. 10-Year Treasury Notes	December 2008	35	Short	14,044	—
U.S. 30-Year Treasury Bonds	December 2008	163	Short	—	41,502
		859		$716,315	$41,502

(k)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(l)	Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2008.
(m)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(n)	This security is being fair-valued according to procedures approved by the Board of Directors.
(o)	Securities (or a portion of securities) on loan as of September 30, 2008.
(p)

At September 30, 2008 the cost of securities for federal income tax purposes was $477,087,996. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,137,048
Gross unrealized depreciation	(53,401,991)
Net unrealized depreciation	$(52,264,943)

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

September 30, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Commercial Paper (45.0%)
Communication Services (4.5%)
Telephone (4.5%)
$2,875,000	AT&T, Inc. (c)	2.700%	10/17/08	$2,872,215
3,500,000	AT&T, Inc. (c)	2.830%	10/20/08	3,495,881
				6,368,096
Consumer Cyclical (10.4%)
Hardware and Tools (.4%)
500,000	The Stanley Works (c)	2.800%	10/02/08	499,968

Household Products (2.8%)
1,000,000	Procter & Gamble Company (c)	2.710%	11/03/08	998,029
1,750,000	Procter & Gamble Company (c)	2.730%	11/17/08	1,744,996
1,300,000	Procter & Gamble Company (c)	3.130%	11/13/08	1,296,460
				4,039,485
Retail (2.8%)
4,000,000	Wal-Mart Stores, Inc. (c)	3.580%	12/02/08	3,984,844

Special Services (4.4%)
1,500,000	Societe Generale North America, Inc.	2.630%	11/03/08	1,496,398
3,000,000	Societe Generale North America, Inc.	2.800%	11/21/08	2,988,312
1,750,000	Societe Generale North America, Inc.	2.910%	01/05/09	1,736,747
				6,221,457
Consumer Staples (8.2%)
Beverage (3.1%)
1,500,000	The Coca-Cola Company (c)	2.810%	11/20/08	1,495,583
3,000,000	The Coca-Cola Company (c)	2.950%	10/02/08	2,999,807
				4,495,390
Food (5.1%)
1,000,000	Cargill, Inc. (c)	2.890%	11/07/08	997,389
2,500,000	Cargill, Inc. (c)	2.950%	12/10/08	2,488,576
2,000,000	Cargill, Inc. (c)	2.970%	11/04/08	1,993,106
1,750,000	Nestle Capital Corporation (c)	2.710%	10/23/08	1,747,701
				7,226,772
Financial (11.4%)
Banks (3.7%)
2,025,000	Bank of America Corporation (b)	2.810%	02/27/09	2,022,941
1,250,000	Fleet National Bank	5.750%	01/15/09	1,259,736
2,000,000	Wells Fargo & Company	2.580%	10/28/08	1,996,130
				5,278,807
Consumer Finance (1.7%)
2,500,000	AIG Funding, Inc.	2.630%	10/14/08	2,497,463

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Financial—continued
Insurance (1.4%)
$2,000,000	American General Corporation	2.950%	10/03/08	$1,999,672

Investment Bankers/Brokers (4.6%)
2,500,000	JPMorgan Chase & Company	2.480%	10/30/08	2,495,267
1,500,000	Merrill Lynch & Company, Inc.	2.660%	10/07/08	1,499,285
2,500,000	Merrill Lynch & Company, Inc.	2.800%	10/06/08	2,498,969
				6,493,521
Health Care (1.4%)
Chemicals (1.4%)
2,000,000	Pfizer, Inc. (c)	2.650%	10/01/08	2,000,000

Technology (6.2%)
Aerospace/Defense (2.1%)
3,000,000	Honeywell International, Inc. (c)	2.560%	11/06/08	2,993,400

Computer Hardware (4.1%)
2,875,000	Hewlett-Packard Company (c)	2.650%	10/09/08	2,873,614
3,000,000	IBM Corporation (c)	3.870%	12/19/08	2,984,266
				5,857,880
Utilities (2.9%)
Electric Companies (2.9%)
1,500,000	Florida Power & Light Company	3.910%	12/01/08	1,493,646
2,590,000	Florida Power & Light Company	5.875%	04/01/09	2,627,294
				4,120,940
	Total commerical paper (cost: $64,077,695)			64,077,695

U.S. Government Obligations (43.0%)
Discount Note (43.0%)
2,500,000	Federal Home Loan Bank	1.490%	12/04/08	2,490,578
2,000,000	Federal Home Loan Bank	2.110%	11/19/08	1,994,256
2,500,000	Federal Home Loan Bank	2.130%	11/25/08	2,491,712
1,700,000	Federal Home Loan Bank	2.160%	11/18/08	1,695,127
3,000,000	Federal Home Loan Bank	2.350%	10/08/08	2,998,664
3,000,000	Federal Home Loan Bank	2.370%	12/03/08	2,986,088
1,750,000	Federal Home Loan Bank	2.440%	10/27/08	1,747,005
2,000,000	Federal Home Loan Bank	2.480%	10/22/08	1,997,223
2,500,000	Federal Home Loan Bank	2.510%	10/29/08	2,495,197
2,500,000	Federal Home Loan Bank	2.570%	10/31/08	2,495,000
2,500,000	Federal Home Loan Bank	2.590%	12/05/08	2,490,408
2,250,000	Federal Home Loan Bank	2.620%	11/10/08	2,243,925
2,000,000	Federal Home Loan Bank	2.780%	12/15/08	1,988,542
2,000,000	Federal Home Loan Mortgage Corporation	2.390%	10/24/08	1,996,933
1,000,000	Federal Home Loan Mortgage Corporation	2.420%	10/22/08	998,635
1,000,000	Federal Home Loan Mortgage Corporation	2.460%	10/07/08	999,642

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Discount Note—continued
$2,300,000	Federal Home Loan Mortgage Corporation	2.550%	10/10/08	$2,298,666
2,500,000	Federal Home Loan Mortgage Corporation	2.570%	11/05/08	2,493,972
2,500,000	Federal Home Loan Mortgage Corporation	2.610%	11/12/08	2,492,504
2,800,000	Federal National Mortgage Association	2.180%	11/24/08	2,790,886
1,000,000	Federal National Mortgage Association	2.570%	10/21/08	998,700
3,500,000	Federal National Mortgage Association	2.590%	10/16/08	3,496,558
1,500,000	Federal National Mortgage Association	2.620%	11/07/08	1,496,146
3,000,000	Federal National Mortgage Association	2.640%	11/14/08	2,990,577
1,000,000	Federal National Mortgage Association	2.710%	10/21/08	998,761
4,000,000	Federal National Mortgage Association	3.090%	12/18/08	3,976,600
3,000,000	Federal National Mortgage Association	3.300%	11/26/08	2,989,733
	Total U.S. government obligations (cost: $61,132,038)			61,132,038

Other Short-Term Investments (10.8%)
Asset-Backed Securities (10.8%)
1,055,558	AmeriCredit Automobile Receivable Trust	2.694%	06/12/09	1,055,360
3,690,000	Bank of America Auto Trust - 144A Issue (d)	2.954%	09/20/09	3,690,000
1,425,854	Capital Auto Receivables Asset Trust - 144A Issue (d)	2.783%	05/15/09	1,425,854
341,898	Capital Auto Receivables Asset Trust - 144A Issue (d)	3.385%	02/17/09	341,898
1,191,865	CarMax Auto Owner Trust	2.922%	07/15/09	1,191,865
229,740	Daimler Chrysler Auto Trust - 144A Issue (d)	3.152%	03/09/09	229,740
972,144	Ford Credit Auto Owner Trust	2.766%	05/15/09	972,144
1,897,805	Honda Auto Recievables	2.916%	02/18/09	1,896,391
1,716,942	Hyundai Auto Receivables Trust	2.849%	07/15/09	1,716,942
1,834,966	Merrill Auto Trust	2.916%	08/17/09	1,834,966
150,173	Nissan Auto Receivables Trust	3.998%	01/15/09	150,271
875,543	Volkswagen Auto Loan Enhanced Trust	2.840%	05/20/09	875,543
	Total other short-term investments (cost: $15,380,974)			15,380,974

Shares
Investment Companies (.9%)
900,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.620%	900,000
341,095	Wells Fargo & Company Treasury Plus Fund, current rate 0.688%	341,095
	Total investment companies (cost: $1,241,095)	1,241,095
	Total investments in securities (cost: $141,831,802)(e)	$141,831,802
	Cash and other assets in excess of liabilities (.3%)	482,187
	Total net assets (100%)	$142,313,989

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 26.3% of the Portfolio’s net assets as of September 30, 2008.

(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)	Also represents the cost of securities for federal income tax purposes at September 30, 2008.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

September 30, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (97.2%)
Government Obligations (55.0%)
U.S. Government and Agency Obligations (55.0%)
Federal Home Loan Mortgage Corporation (FHLMC) (10.4%)
$1,000,000		5.000%	06/15/31	$983,814
1,295,000		5.000%	05/15/35	1,237,866
828,026		5.000%	08/01/35	807,874
1,615,000	(h)	5.000%	10/01/38	1,573,110
621,439	(k)	5.500%	06/01/20	627,174
542,719		5.500%	10/01/20	547,727
366,575	(k)	5.500%	05/01/34	366,708
564,444		5.500%	05/01/34	564,615
2,520,000	(h)	5.500%	10/01/34	2,506,614
1,356,568	(k)	6.000%	11/01/33	1,379,627
770,566		6.000%	03/01/36	781,618
2,245,000	(h)	6.000%	10/01/37	2,272,362
875,232		6.000%	07/01/38	887,374
675,023		6.250%	12/15/23	697,831
349,640		6.500%	11/01/32	361,311
610,000	(h)	6.500%	10/01/34	625,440
				16,221,065
Federal National Mortgage Association (FNMA) (39.3%)
377,156		4.500%	02/01/35	357,791
810,634	(c)	4.652%	07/01/35	818,949
946,651		5.000%	05/01/18	953,016
677,923		5.000%	10/01/20	675,917
380,000	(h)	5.000%	10/01/33	370,262
2,379,393	(k)	5.000%	11/01/33	2,325,946
4,899,859		5.000%	03/01/34	4,785,204
609,354		5.000%	05/01/34	595,096
653,873		5.500%	01/01/17	666,241
635,432		5.500%	02/01/18	648,100
1,402,334	(k)	5.500%	03/01/18	1,427,545
1,335,000	(h)	5.500%	10/01/22	1,345,429
879,014		5.500%	02/01/24	882,871
2,034,712	(k)	5.500%	04/01/33	2,039,500
729,176		5.500%	05/01/33	730,195
198,250		5.500%	01/01/34	198,284
196,165	(k)	5.500%	01/01/34	196,198
3,079,213		5.500%	03/01/34	3,084,471

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$1,586,619		5.500%	04/01/34	$1,585,402
2,326,603	(k)	5.500%	04/01/34	2,330,163
243,123		5.500%	05/01/34	242,937
3,808,250		5.500%	07/01/34	3,812,818
1,109,639		5.500%	09/01/34	1,111,012
927,188		5.500%	10/01/34	926,477
2,715,000	(h)	5.500%	10/01/34	2,707,365
1,230,747		5.500%	02/01/35	1,231,026
894,300		5.500%	08/01/35	895,012
241,792		5.500%	09/01/35	241,456
270,964		5.500%	10/01/35	271,157
148,243		6.000%	09/01/32	151,545
1,758,745		6.000%	10/01/32	1,797,385
1,277,440		6.000%	11/01/32	1,302,293
1,500,648		6.000%	03/01/33	1,533,211
535,012		6.000%	04/01/33	544,440
464,316		6.000%	12/01/33	472,499
552,009		6.000%	08/01/34	560,875
354,385		6.000%	09/01/34	360,077
3,000,000	(h)	6.000%	10/01/34	3,038,436
158,981		6.000%	11/01/34	161,534
1,902,747		6.000%	12/01/34	1,933,306
374,362		6.000%	11/01/36	379,614
1,151,083		6.500%	02/01/32	1,196,716
445,989		6.500%	04/01/32	460,579
194,776		6.500%	05/01/32	202,544
1,442,899		6.500%	07/01/32	1,499,304
40,554		6.500%	09/01/32	41,903
101,243		6.500%	09/01/34	104,229
79,834		6.500%	11/01/34	82,189
828,522		6.500%	03/01/35	856,069
367,527		6.500%	02/01/36	377,564
656,449		6.500%	06/01/36	673,864
1,715,000	(h)	6.500%	10/01/36	1,758,410
1,697,005	(k)	6.500%	09/01/37	1,741,930

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$591,358		7.000%	09/01/31	$624,424
66,827		7.000%	11/01/31	70,554
387,107		7.000%	02/01/32	409,698
76,781	(k)	7.000%	07/01/32	81,258
481,804		7.000%	10/01/37	503,970
405,000	(h)	7.000%	10/01/38	423,099
135,734		7.500%	04/01/31	147,636
				60,946,995
Government National Mortgage Association (GNMA) (4.9%)
22,372,965	(c) (f)	0.813%	03/16/42	147,697
18,376,412	(c) (f)	0.997%	06/17/45	766,206
6,462,739	(c) (f)	1.337%	07/16/40	170,340
9,425,180	(c) (f)	1.393%	03/16/34	297,733
831,953	(k)	5.000%	05/15/33	818,018
1,000,000		5.500%	03/16/32	1,010,727
1,740,297		5.500%	12/15/34	1,746,080
2,680,000	(h)	5.500%	10/01/35	2,682,514
				7,639,315
Other Agency Obligations (.3%)
400,000	Federal Home Loan Bank	3.625%	12/17/10	401,856

Vendee Mortgage Trust (.1%)
126,547	Vendee Mortgage Trust	7.793%	02/15/25	135,251
	Total U.S. government and agency obligations (cost: $86,617,269)			85,344,482

Asset-Backed Securities (15.3%)
397,574	ABFS Mortgage Loan Trust (g)	6.990%	12/25/31	305,659
1,133,858	ABFS Mortgage Loan Trust (d) (g)	7.423%	12/15/33	718,960
770,401	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	775,798
569,650	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	570,766
4,099,140	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	4,178,504
760,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	7.160%	01/15/13	720,312
625,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	577,568
350,000	Centex Home Equity (g)	5.048%	06/25/35	299,335
136,369	Conseco Financial Corporation	7.950%	08/15/25	137,697
264,764	Conseco Financial Corporation	8.300%	11/15/19	266,446
310,916	Conseco Financial Corporation	8.400%	06/15/19	316,727
744,605	Conseco Financial Corporation (k)	9.000%	06/15/25	736,308

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Asset-Backed Securities—continued
$1,418,442	Conseco Financial Corporation	9.100%	04/15/25	$1,442,541
1,080,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (l)	4.800%	12/15/35	896,400
250,970	Countrywide Asset-Backed Certificates (c)	3.317%	07/25/27	240,270
1,470,000	Countrywide Asset-Backed Certificates (g)	6.518%	01/25/29	298,343
1,300,000	Credit-Based Asset Servicing and Securitization, LLC (g)	5.109%	05/25/35	1,264,095
929,250	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (g)	5.970%	10/25/36	814,164
2,310,000	CSAB Mortgage-Backed Trust (g)	6.080%	09/25/36	1,204,351
875,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (g)	5.997%	01/25/35	515,357
220,000	Ford Credit Auto Owner Trust - 144A Issue (e)	7.050%	12/15/13	157,768
425,000	Ford Credit Auto Owner Trust - 144A Issue (e)	7.120%	02/15/13	319,138
1,805,000	JPMorgan Mortgage Acquisition Corporation (g)	6.337%	08/25/36	1,296,407
255,000	Lehman XS Trust (g)	5.690%	12/25/35	189,999
343,481	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	343,681
364,301	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	368,139
500,000	Origen Manufactured Housing	4.750%	08/15/21	473,202
870,000	Origen Manufactured Housing	4.970%	10/15/21	803,504
260,000	Origen Manufactured Housing	5.605%	05/15/22	251,244
500,000	Origen Manufactured Housing	5.910%	01/15/37	472,526
471,257	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	390,465
440,272	Residential Asset Mortgage Products, Inc. (g)	5.597%	12/25/33	324,018
83,123	Residential Funding Mortgage Securities II, Inc. (g)	5.090%	07/25/33	75,538
101,480	Structured Asset Securities Corporation (g)	5.540%	11/25/32	83,463
1,351,435	Structured Asset Securities Corporation (g)	5.630%	05/25/34	892,046
1,008,362	Vanderbilt Mortgage Finance	7.955%	12/07/24	1,024,422
	Total asset-backed securities (cost: $29,412,545)			23,745,161

Other Mortgage-Backed Securities (26.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (17.5%)
1,717,098	Banc of America Alternative Loan Trust (c)	5.582%	09/25/35	879,801
786,825	Banc of America Alternative Loan Trust (c)	5.668%	11/25/35	259,120
1,141,151	Banc of America Alternative Loan Trust (c)	5.809%	01/25/36	527,842
204,252	Banc of America Alternative Loan Trust	6.000%	12/25/34	165,827
1,026,524	Banc of America Alternative Loan Trust (c)	6.224%	05/25/46	356,571
1,708,649	Banc of America Funding Corporation (c) (k)	5.005%	09/20/34	1,306,775
1,365,628	Banc of America Funding Corporation	6.500%	07/20/32	1,234,095

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities—continued
$1,140,000	Banc of America Mortgage Securities, Inc.	5.500%	02/25/34	$968,722
977,732	Banc of America Mortgage Securities, Inc.	5.750%	08/25/34	885,781
10,000	Banco Hipotecario Nacional - 144A Issue (b) (c) (d) (j)	6.770%	03/25/11	100
425	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.540%	05/31/17	4
50,980	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.916%	07/25/09	510
501,895	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	506,246
997,879	BlackRock Capital Finance, LP - 144A Issue (e)	7.750%	09/25/26	548,833
829,526	Chase Mortgage Financial Corporation	5.500%	10/25/33	760,831
500,000	CitiMortgage Alternative Loan Trust (c)	6.000%	12/25/36	355,134
360,391	CitiMortgage Alternative Loan Trust (c) (d)	6.237%	07/25/37	23,107
408,557	Countrywide Home Loan Mortgage Pass-Through Trust (c)	3.947%	07/19/33	375,533
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,853,705
723,466	CS First Boston Mortgage Securities Corporation	6.000%	11/25/18	627,381
888,459	First Horizon Asset Securities, Inc. (c)	5.970%	08/25/37	344,530
692,425	Global Mortgage Securitization, Ltd. (b)	5.250%	04/25/32	632,980
507,241	Global Mortgage Securitization, Ltd. (b) (c)	5.394%	04/25/32	307,402
1,692,841	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,452,876
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	716,356
642,272	JPMorgan Mortgage Trust (c)	4.334%	11/25/33	616,397
986,170	JPMorgan Mortgage Trust (c)	4.819%	07/25/35	441,963
1,409,031	JPMorgan Mortgage Trust (c)	5.672%	09/25/35	956,731
1,475,000	JPMorgan Mortgage Trust (c)	6.045%	10/25/36	936,660
959,223	JPMorgan Mortgage Trust	6.205%	08/25/36	389,741
1,105,000	JPMorgan Mortgage Trust	6.500%	08/25/36	851,331
1,854,825	MASTR Asset Securitization Trust	5.500%	11/25/33	1,701,223
220,397	Morgan Stanley Dean Witter Capital (c)	6.520%	04/25/17	168,374
141,623	Prudential Home Mortgage Securities - 144A Issue (e)	7.900%	04/28/22	141,442
22,082	Prudential Home Mortgage Securities - 144A Issue (c) (e)	8.026%	09/28/24	16,001
870,347	RESI Finance, LP - 144A Issue (c) (d) (l)	3.859%	09/10/35	614,138
1,408,278	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,134,870
152,691	Residential Accredit Loans, Inc. - 144A Issue (e)	6.250%	03/25/14	145,016
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	532,548
19,162	Structured Asset Mortgage Investments, Inc. (c)	5.754%	04/30/30	15,389
29,607	Structured Asset Mortgage Investments, Inc. (c)	5.849%	04/30/30	26,127
886,343	Structured Asset Securities Corporation	5.250%	08/25/33	718,310
2,010,864	Structured Asset Securities Corporation (g)	6.000%	06/25/34	1,353,289
1,040,000	Wells Fargo Alternative Loan Trust	6.000%	07/25/37	756,151
1,001,437	Wells Fargo Alternative Loan Trust (c)	6.202%	07/25/37	404,483
1,130,335	Wells Fargo Alternative Loan Trust (c) (d)	6.202%	07/25/37	227,397
				27,237,643

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Commercial Mortgage-Backed Securities (9.4%)
$1,499,527	Asset Securitization Corporation (c) (f)	2.172%	08/13/29	$294,661
995,419	Asset Securitization Corporation (d) (f)	2.433%	08/13/27	195,602
700,000	Asset Securitization Corporation (c)	7.692%	02/14/43	463,291
8,746,115	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.681%	10/13/26	254,468
550,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	4.900%	09/11/36	424,992
460,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (c) (e)	5.104%	12/10/42	327,937
1,000,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	6.200%	07/11/43	837,261
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	624,469
573,218	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	577,959
900,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.570%	02/05/19	721,830
2,726,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	3.566%	02/18/22	2,613,661
1,290,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	3.816%	02/18/22	1,223,946
123,639	GMAC Commercial Mortgage Securities, Inc. (d) (l)	5.940%	07/01/13	116,221
1,269,436	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	990,026
1,000,000	JPMorgan Chase Commercial Mortgage Securities Corporation	5.370%	05/15/45	911,236
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation - 144A Issue (e)	6.221%	10/12/37	1,304,171
300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (c) (e)	4.846%	02/15/37	221,761
24,094,901	Multi Security Asset Trust - 144A Issue (c) (d) (f)	1.067%	11/28/35	291,548
990,000	Multi Security Asset Trust - 144A Issue (c) (d)	5.880%	11/28/35	462,000
1,000,000	Nationslink Funding Corporation - 144A Issue (e)	5.000%	08/20/30	796,844
1,375,000	Wachovia Bank Commercial Mortgage Trust - 144A Issue (e)	4.942%	11/15/34	944,278
				14,598,162
	Total other mortgage-backed securities (cost: $59,397,947)			41,835,805
	Total long-term debt securities (cost: $175,427,761)			150,925,448

Short-Term Securities (14.6%)
Government (3.5%)
U.S. Government Obligations (3.5%)
4,500,000	Federal Home Loan Bank	0.000%	10/28/08	4,491,900
1,000,000	Federal National Mortgage Association	2.000%	11/03/08	998,185
				5,490,085

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Investment Companies (11.1%)
8,674,273	Dreyfus Treasury Cash Management Fund	8,674,273
8,560,443	SEI Daily Income Trust Treasury Fund- Class A	8,560,443
	Total short-term securities (cost: $22,724,801)	22,724,801
	Total investments in securities (cost: $198,152,562)(m)	$173,650,249
	Liabilities in excess of cash and other assets (-11.8%) (i)	(18,373,735)
	Total net assets (100%)	$155,276,514

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	The Portfolio held less than 1.5% of net assets in foreign securities at September 30, 2008.
(c)	Variable rate security.
(d)

Represents ownership in an illiquid security.  (See note 4 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at  September 30, 2008, which includes cost and acquisition date, is as follows:

	Security:	Acquisition Date	Acquisition Cost
	ABFS Mortgage Loan Trust	04/20/05	$1,160,073
	Asset Securitization Corporation†	Various	94,788
	Banco Hipotecario Nacional - 144A Issue*	05/18/00	375
	Banco Hipotecario Nacional - 144A Issue*	09/06/02	1,078
	Banco Hipotecario Nacional - 144A Issue*	Various	61,027
	CitiMortgage Alternative Loan Trust	07/30/07	242,349
	Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,079,864
	FFCA Secured Lending Corporation - 144A Issue*	05/14/03	2,384,398
	FFCA Secured Lending Corporation - 144A Issue*	05/19/03	1,086,221
	Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,678,519
	GMAC Commercial Mortgage Securities†	Various	117,826
	Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,282,111
	Multi Security Asset Trust - 144A Issue*	02/24/05	978,253
	Multi Security Asset Trust - 144A Issue*	02/24/05	976,198
	Oakwood Mortgage Investors, Inc.†	Various	380,057
	RESI Finance, LP - 144A Issue*	06/01/06	885,848
	Wells Fargo Alternative Loan Trust	06/26/07	1,074,519
			$13,483,504

*	A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
†	Represents a private placement security.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(g)	Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.
(h)	At September 30, 2008 the total cost of investments issued on a when-issued or forward commitment basis is $19,490,761.

See accompanying notes to investments in securities.

(i)	Fully or partially pledged as initial margin deposit on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2008, cash in the amount of $336,800 was segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 5-Year Treasury Notes	December 2008	123	Short	$—	$59,232
U.S. 10 Year Treasury Notes	December 2008	70	Short	157,150	—
		193		$157,150	$59,232

(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	Security pledged as collateral for when-issued purchase commitments outstanding as of September 30, 2008.
(l)	This security is being fair-valued according to procedures approved by the Board of Directors.
(m)

At September 30, 2008 the cost of securities for federal income tax purposes was $198,293,490. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$673,954
Gross unrealized depreciation	(25,317,195)
Net unrealized depreciation	$(24,643,241)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

September 30, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (98.2%)
Basic Materials (3.0%)
Chemicals (1.5%)
9,766	Air Products and Chemicals, Inc.	$668,873
2,591	Ashland, Inc. (f)	75,761
2,630	CF Industries Holdings, Inc.	240,540
41,538	E.I. Du Pont de Nemours & Company	1,673,981
3,528	Eastman Chemical Company	193,158
8,118	Ecolab, Inc.	393,885
5,160	Hercules, Inc.	102,116
3,577	International Flavors &
	Fragrances, Inc.	141,148
7,585	PPG Industries, Inc.	442,357
14,524	Praxair, Inc.	1,041,952
5,702	Rohm & Haas Company	399,139
5,800	Sigma-Aldrich Corporation	304,036
42,588	The Dow Chemical Company	1,353,447
		7,030,393
Construction (.1%)
5,102	Vulcan Materials Company (f)	380,099

Iron and Steel (.2%)
5,120	AK Steel Holding Corporation	132,710
4,573	Allegheny Technologies, Inc.	135,132
14,544	Nucor Corporation	574,488
5,410	United States Steel Corporation	419,870
		1,262,200
Mining (.6%)
37,450	Alcoa, Inc.	845,621
17,676	Freeport-McMoRan Copper & Gold, Inc.	1,004,881
21,060	Newmont Mining Corporation	816,286
3,918	Titanium Metals Corporation (f)	44,430
		2,711,218
Paper and Forest (.6%)
4,590	Bemis Company, Inc.	119,891
19,685	International Paper Company (f)	515,353
19,118	Kimberly-Clark Corporation	1,239,611
7,864	MeadWestvaco Corporation	183,310
7,913	Plum Creek Timber Company, Inc.	394,542
9,693	Weyerhaeuser Company	587,202
		3,039,909
Capital Goods (8.2%)
Aerospace/Defense (2.3%)
18,291	General Dynamics Corporation	1,346,583
5,757	Goodrich Corporation	239,491
5,590	L-3 Communications Holdings, Inc.	549,609
15,329	Lockheed Martin Corporation	1,681,131
15,541	Northrop Grumman Corporation	940,852
19,195	Raytheon Company	1,027,124
7,328	Rockwell Collins, Inc.	352,404
34,083	The Boeing Company	1,954,660
44,401	United Technologies Corporation	2,666,724
		10,758,578
Containers - Metal/Glass (—)
4,408	Ball Corporation	174,072

Electrical Equipment (2.9%)
8,049	Cooper Industries, Ltd. (c)	321,558
35,726	Emerson Electric Company	1,457,264
458,031	General Electric Company (f)	11,679,790
6,568	Molex, Inc.	147,452
		13,606,064
Engineering/Construction (.5%)
28,027	Caterpillar, Inc.	1,670,409
8,208	Fluor Corporation	457,186

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
5,650	Jacobs Engineering Group, Inc. (b)	$306,852
		2,434,447
Machinery (.3%)
19,661	Deere & Company	973,220
14,641	Ingersoll-Rand Company, Ltd. (c)	456,360
4,475	Terex Corporation (b)	136,577
		1,566,157
Manufacturing (1.9%)
32,183	3M Company	2,198,421
9,312	Cummins, Inc.	407,121
11,716	Danaher Corporation	813,090
8,649	Dover Corporation	350,717
7,709	Eaton Corporation	433,092
34,276	Honeywell International, Inc.	1,424,168
18,429	Illinois Tool Works, Inc.	819,169
8,409	ITT Corporation	467,624
7,400	Leggett & Platt, Inc.	161,246
5,505	Pall Corporation	189,317
7,755	Parker Hannifin Corporation	411,015
7,278	Sealed Air Corporation	160,043
11,443	Textron, Inc.	335,051
5,916	The Manitowoc Company, Inc.	91,994
21,862	Tyco International, Ltd. (c)	765,607
		9,027,675
Metal Fabrication (.1%)
6,416	Precision Castparts Corporation	505,452

Waste Management (.2%)
15,546	Allied Waste Industries, Inc. (b)	172,716
22,582	Waste Management, Inc.	711,107
		883,823
Communication Services (5.1%)
Broadcasting (.8%)
31,305	CBS Corporation - Class B	456,427
134,359	Comcast Corporation - Class A (e)	2,637,467
26,577	The DIRECTV Group, Inc. (b)	695,520
		3,789,414
Computer Services & Software (—)
8,895	VeriSign, Inc. (b)	231,982

Publishing (—)
4,084	Scripps Networks Interactive, Inc. - Class A	148,290

Service (.1%)
4,820	Salesforce.com, Inc. (b)	233,288

Telecommunication (1.4%)
18,138	American Tower Corporation - Class A (b)	652,424
4,090	Ciena Corporation (b)	41,227
72,651	Corning, Inc.	1,136,262
6,561	Embarq Corporation	266,049
6,179	Harris Corporation	285,470
9,870	JDS Uniphase Corporation (b) (f)	83,500
104,303	Motorola, Inc.	744,723
75,554	Qualcomm, Inc.	3,246,555
18,305	Tellabs, Inc. (b) (f)	74,318
		6,530,528
Telephone (2.8%)
271,328	AT&T, Inc.	7,575,478
4,712	CenturyTel, Inc.	172,695
14,547	Frontier Communications Corporation	167,290
68,341	Qwest Communications International, Inc. (f)	220,741
131,414	Sprint Nextel Corporation	801,625
131,116	Verizon Communications, Inc.	4,207,512
20,240	Windstream Corporation	221,426
		13,366,767
Consumer Cyclical (8.0%)
Auto (.4%)
104,118	Ford Motor Company (b) (f)	541,414

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
26,067	General Motors Corporation (f)	$246,333
27,339	Johnson Controls, Inc. (f)	829,192
11,058	The Goodyear Tire & Rubber Company (b)	169,298
		1,786,237
Building Materials (.1%)
16,575	Masco Corporation	297,355

Distribution Durables (.2%)
5,980	Fastenal Company	295,352
7,450	Genuine Parts Company	299,564
2,995	WW Grainger, Inc.	260,475
		855,391
Entertainment (.1%)
14,254	International Game Technology	244,884

Hardware and Tools (.1%)
2,741	Black & Decker Corporation	166,516
2,638	Snap-On, Inc.	138,917
3,578	The Stanley Works	149,346
		454,779
Home Builders (.1%)
5,658	Centex Corporation	91,660
12,646	DR Horton, Inc.	164,651
3,446	KB Home (f)	67,817
6,466	Lennar Corporation - Class A	98,219
9,804	Pulte Homes, Inc.	136,962
		559,309
Houseware (.1%)
3,428	Whirlpool Corporation	271,806

Leisure (.3%)
20,118	Carnival Corporation	711,171
10,835	Harley-Davidson, Inc.	404,146
5,781	Hasbro, Inc.	200,716
16,599	Mattel, Inc.	299,446
		1,615,479
Lodging - Hotel (.2%)
13,606	Marriott International, Inc. - Class A	354,981
8,543	Starwood Hotels & Resorts Worldwide, Inc.	240,400
8,124	Wyndham Worldwide Corporation	127,628
		723,009
Photography/Imagery (—)
13,268	Eastman Kodak Company	204,062

Publishing (.5%)
10,502	Gannett Company, Inc. (f)	177,589
1,656	Meredith Corporation (f)	46,451
105,711	News Corporation - Class A (f)	1,267,475
14,623	The McGraw-Hill Companies, Inc.	462,233
5,362	The New York Times Company - Class A (f)	76,623
280	The Washington Post Company - Class B	155,893
		2,186,264
Retail (5.3%)
4,034	Abercrombie & Fitch Company - Class A	159,141
14,708	Amazon.com, Inc. (b)	1,070,154
4,961	AutoNation, Inc. (b) (f)	55,762
1,924	AutoZone, Inc. (b) (f)	237,306
11,910	Bed Bath & Beyond, Inc. (b)	374,093
15,552	Best Buy Company, Inc.	583,200
3,723	Big Lots, Inc. (b)	103,611
19,997	Costco Wholesale Corporation	1,298,405
66,079	CVS/ Caremark Corporation	2,224,219
2,577	Dillards, Inc. - Class A	30,409
6,434	Family Dollar Stores, Inc.	152,486
7,460	GameStop Corporation - Class A (b)	255,207
78,201	Home Depot, Inc.	2,024,624
10,198	JC Penney Company, Inc.	340,001
14,023	Kohl’s Corporation (b) (f)	646,180
13,139	Limited Brands, Inc.	227,567

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
67,483	Lowe’s Companies, Inc.	$1,598,672
19,363	Macy’s, Inc.	348,147
18,064	Nike, Inc. - Class B	1,208,482
7,343	Nordstrom, Inc. (f)	211,625
12,567	Office Depot, Inc. (b) (f)	73,140
2,618	Polo Ralph Lauren Corporation	174,464
5,977	RadioShack Corporation	103,283
2,619	Sears Holding Corporation (b) (f)	244,876
32,738	Staples, Inc. (f)	736,605
34,746	Target Corporation	1,704,291
21,618	The Gap, Inc. (f)	384,368
4,505	The Sherwin-Williams Company	257,506
5,682	Tiffany & Company	201,825
19,310	TJX Companies, Inc. (f)	589,341
45,576	Walgreen Company	1,411,033
103,244	Wal-Mart Stores, Inc. (f)	6,183,283
		25,213,306
Service (.5%)
5,580	Convergys Corporation (b)	82,472
50,300	eBay, Inc. (b)	1,125,714
9,586	Expedia, Inc. (b) (f)	144,844
21,890	Interpublic Group of Companies, Inc. (b) (f)	169,648
5,658	Monster Worldwide, Inc. (b) (f)	84,361
14,678	Omnicom Group, Inc.	565,984
7,178	Robert Half International, Inc.	177,656
		2,350,679
Textiles (.2%)
6,104	Cintas Corporation	175,246
15,511	Coach, Inc. (b)	388,395
3,841	Jones Apparel Group, Inc.	71,097
4,311	Liz Claiborne, Inc. (f)	70,830
3,983	VF Corporation	307,926
		1,013,494
Trucks and Parts (.1%)
16,729	Paccar, Inc.	638,880

Consumer Staples (12.0%)
Agriculture Products (.7%)
29,663	Archer-Daniels-Midland Company	649,916
25,324	Monsanto Company	2,506,570
		3,156,486
Beverage (2.8%)
33,076	Anheuser-Busch Companies, Inc.	2,145,971
3,612	Brown-Forman Corporation Class B	259,378
14,599	Coca-Cola Enterprises, Inc.	244,825
8,902	Constellation Brands, Inc. - Class A (b)	191,037
6,936	Molson Coors Brewing Company - Class B	324,258
6,221	Pepsi Bottling Group, Inc.	181,467
72,081	PepsiCo, Inc.	5,137,213
91,527	The Coca-Cola Company	4,839,948
		13,324,097
Entertainment (.7%)
86,395	The Walt Disney Company	2,651,463
28,588	Viacom, Inc. - Class B (b)	710,126
		3,361,589
Food (1.8%)
9,750	Campbell Soup Company	376,350
20,857	ConAgra Foods, Inc.	405,877
7,002	Dean Foods Company (b)	163,567
15,541	General Mills, Inc.	1,067,978
14,380	HJ Heinz Company	717,706
11,529	Kellogg Company	646,777
69,897	Kraft Foods, Inc. - Class A	2,289,127
5,903	McCormick & Company, Inc.	226,970
32,523	Sara Lee Corporation	410,765
27,717	Sysco Corporation	854,515
7,630	The Hershey Company	301,690
13,814	Tyson Foods, Inc. - Class A	164,939
9,954	Wm. Wrigley Jr Company	790,348
		8,416,609

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
Household Products (.3%)
4,887	Avery Dennison Corporation	$217,374
6,344	Clorox Company	397,705
6,903	Fortune Brands, Inc.	395,956
12,743	Newell Rubbermaid, Inc.	219,944
6,032	Pactiv Corporation (b)	149,775
		1,380,754
Personal Care (2.6%)
19,600	Avon Products, Inc.	814,772
23,285	Colgate-Palmolive Company	1,754,525
139,707	Procter & Gamble Company	9,736,181
5,299	The Estee Lauder Companies, Inc. - Class A	264,473
		12,569,951
Restaurants (1.0%)
6,458	Darden Restaurants, Inc.	184,893
51,783	McDonald’s Corporation	3,195,011
33,638	Starbucks Corporation (b)	500,197
21,581	Yum! Brands, Inc.	703,756
		4,583,857
Retail (.3%)
20,046	Safeway, Inc.	475,491
9,741	Supervalu, Inc.	211,380
30,153	The Kroger Company	828,604
6,376	Whole Foods Market, Inc. (f)	127,711
		1,643,186
Service (.1%)
4,890	Apollo Group, Inc. - Class A (b) (f)	289,977
9,668	RR Donnelley & Sons Company	237,156
		527,133
Tobacco (1.7%)
94,835	Altria Group, Inc.	1,881,526
8,045	Lorillard, Inc.	572,402
94,903	Philip Morris International, Inc.	4,564,834
7,822	Reynolds American, Inc.	380,306
6,823	UST, Inc.	454,002
		7,853,070
Energy (13.2%)
Mining (.2%)
8,460	Consol Energy, Inc.	388,229
3,893	Massey Energy Company	138,863
12,494	Peabody Energy Corporation	562,230
		1,089,322
Oil & Gas (10.5%)
21,570	Anadarko Petroleum Corporation	1,046,361
15,474	Apache Corporation	1,613,629
4,713	Cabot Oil & Gas Corporation	170,328
24,009	Chesapeake Energy Corporation	860,963
94,593	Chevron Corporation	7,802,031
69,976	ConocoPhillips	5,125,742
20,342	Devon Energy Corporation	1,855,190
6,598	ENSCO International, Inc.	380,243
11,518	EOG Resources, Inc.	1,030,400
239,145	Exxon Mobil Corporation	18,571,998
13,033	Hess Corporation	1,069,749
32,485	Marathon Oil Corporation	1,295,177
8,797	Murphy Oil Corporation	564,240
12,899	Nabors Industries, Ltd. (b) (c)	321,443
12,366	Noble Corporation (c)	542,867
7,965	Noble Energy, Inc.	442,774
37,620	Occidental Petroleum Corporation	2,650,329
5,500	Pioneer Natural Resources Company	287,540
7,136	Range Resources Corporation	305,920
5,221	Rowan Companies, Inc.	159,502
15,762	Southwestern Energy Company (b)	481,371
5,320	Sunoco, Inc.	189,286
14,689	Transocean, Inc. (b) (c)	1,613,440
24,087	Valero Energy Corporation	729,836
25,292	XTO Energy, Inc.	1,176,584
		50,286,943

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Energy—continued
Oil & Gas Services (2.0%)
14,188	Baker Hughes, Inc.	$858,942
13,531	BJ Services Company	258,848
10,047	Cameron International Corporation (b)	387,211
40,365	Halliburton Company	1,307,422
19,258	National Oilwell Varco, Inc. (b)	967,329
55,233	Schlumberger, Ltd.	4,313,145
9,904	Smith International, Inc.	580,771
6,340	Tesoro Corporation	104,547
31,338	Weatherford International, Ltd. (b) (c)	787,837
		9,566,052
Pipelines (.5%)
23,276	Dynegy, Inc. - Class A (b)	83,328
32,285	El Paso Corporation	411,957
8,015	Questar Corporation	327,974
28,308	Spectra Energy Corporation	673,730
26,532	Williams Companies, Inc.	627,482
		2,124,471
Financial (16.0%)
Banks (5.3%)
209,959	Bank of America Corporation (f)	7,348,573
25,265	BB&T Corporation (f)	955,017
6,947	Comerica, Inc.	227,792
26,560	Fifth Third Bancorp	316,064
9,288	First Horizon National Corporation	88,233
23,927	Hudson City Bancorp, Inc.	441,453
16,858	Huntington Bancshares, Inc. (f)	134,695
22,775	KeyCorp (f)	271,934
3,548	M&T Bank Corporation (f)	316,659
11,922	Marshall & Ilsley Corporation (f)	240,228
35,048	National City Corporation (f)	61,334
10,178	Northern Trust Corporation	734,852
15,942	PNC Financial Services Group, Inc. (f)	1,190,867
31,990	Regions Financial Corporation (f)	307,104
19,889	State Street Corporation	1,131,286
16,330	SunTrust Banks, Inc.	734,687
52,768	The Bank of New York Mellon Corporation	1,719,181
80,208	U.S. Bancorp	2,889,092
99,399	Wachovia Corporation	347,896
152,353	Wells Fargo & Company	5,717,808
5,285	Zions Bancorporation	204,530
		25,379,285
Commercial Services (.3%)
5,857	Equifax, Inc.	201,774
15,092	H&R Block, Inc.	340,325
9,088	Moody’s Corporation (f)	308,992
14,772	Paychex, Inc.	487,919
9,081	Total Systems Services, Inc.	148,928
		1,487,938
Consumer Finance (.1%)
3,331	Mastercard, Inc. - Class A	590,686

Finance - Diversified (1.4%)
53,381	American Express Company	1,891,289
9,988	Ameriprise Financial, Inc.	381,542
17,300	Capital One Financial Corporation (f)	882,300
13,109	CIT Group, Inc.	91,239
3,134	CME Group, Inc.	1,164,312
22,070	Discover Financial Services	305,007
3,983	Federated Investors, Inc. - Class B	114,830
3,470	Intercontinentalexchange, Inc. (b)	279,960
7,358	Janus Capital Group, Inc. (f)	178,652
8,082	Leucadia National Corporation (f)	367,246

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
21,515	SLM Corporation (b)	$265,495
33,571	The Western Union Company	828,197
		6,750,069
Insurance (3.0%)
21,926	Aflac, Inc.	1,288,152
123,800	American International Group, Inc. (f)	412,254
12,785	AON Corporation	574,814
5,460	Assurant, Inc.	300,300
16,601	Chubb Corporation	911,395
12,655	Cigna Corporation	430,017
7,441	Cincinnati Financial Corporation	211,622
19,939	Genworth Financial, Inc. Class A	171,675
13,872	Hartford Financial Services Group, Inc.	568,613
11,825	Lincoln National Corporation	506,228
16,672	Loews Corporation	658,377
23,615	Marsh & McLennan Companies, Inc.	750,012
9,001	MBIA, Inc. (f)	107,112
31,617	MetLife, Inc.	1,770,552
5,719	MGIC Investment Corporation (f)	40,205
11,909	Principal Financial Group, Inc.	517,922
19,660	Prudential Financial, Inc.	1,415,520
24,933	The Allstate Corporation (f)	1,149,910
31,104	The Progressive Corporation	541,210
27,202	The Travelers Companies, Inc.	1,229,530
4,016	Torchmark Corporation	240,157
15,907	Unum Group	399,266
14,368	XL Capital, Ltd. (c) (f)	257,762
		14,452,605
Investment Bankers/Brokers (4.6%)
9,531	American Capital, Ltd. (f)	243,136
250,719	Citigroup, Inc.	5,142,247
24,735	E*Trade Financial Corporation (b) (f)	69,258
7,011	Franklin Resources, Inc.	617,879
17,807	Invesco, Ltd. (c) (f)	373,591
169,776	JPMorgan Chase & Company	7,928,541
6,509	Legg Mason, Inc.	247,733
70,512	Merrill Lynch & Company, Inc.	1,783,954
51,061	Morgan Stanley	1,174,403
11,913	T Rowe Price Group, Inc.	639,847
42,952	The Charles Schwab Corporation	1,116,752
20,012	The Goldman Sachs Group, Inc.	2,561,536
		21,898,877
Real Estate (—)
7,887	CB Richard Ellis Group, Inc. - Class A (b)	105,449

Real Estate Investment Trust - Apartments (.2%)
4,215	Apartment Investment & Management Company - Class A (f)	147,609
3,605	AvalonBay Communities, Inc.	354,804
12,447	Equity Residential	552,771
		1,055,184
Real Estate Investment Trust - Diversified (.1%)
6,330	Vornado Realty Trust	575,713

Real Estate Investment Trust - Health Care (.1%)
11,598	HCP, Inc.	465,428

Real Estate Investment Trust - Hotels (.1%)
23,917	Host Hotels & Resorts, Inc.	317,857

Real Estate Investment Trust - Office Property (.1%)
5,504	Boston Properties, Inc.	515,505

Real Estate Investment Trust - Regional Mall (.3%)
10,476	General Growth Properties, Inc.	158,188
10,425	Simon Property Group, Inc.	1,011,225
		1,169,413

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Self Storage (.1%)
5,770	Public Storage, Inc.	$571,288

Real Estate Investment Trust - Shopping Centers (.1%)
5,465	Developers Diversified Realty Corporation	173,186
10,455	Kimco Realty Corporation	386,208
		559,394
Real Estate Investment Trust - Warehouse/Industrial (.1%)
12,060	ProLogis	497,716

Savings and Loans (—)
25,021	Sovereign Bancorp, Inc.	98,833
68,311	Washington Mutual, Inc. (f)	5,602
		104,435
Special Services (.1%)
12,192	NYSE Euronext	477,683

Health Care (12.4%)
Biotechnology (1.3%)
48,715	Amgen, Inc. (b)	2,887,338
13,364	Biogen Idec, Inc. (b) (f)	672,076
20,944	Celgene Corporation (b)	1,325,336
12,399	Genzyme Corporation (b)	1,002,955
2,525	Millipore Corporation (b)	173,720
		6,061,425
Drugs (5.8%)
70,977	Abbott Laboratories	4,086,856
14,159	Allergan, Inc. (f)	729,188
7,296	AmerisourceBergen Corporation	274,694
5,029	Barr Pharmaceuticals, Inc. (b)	328,394
91,146	Bristol-Myers Squibb Company	1,900,394
16,553	Cardinal Health, Inc.	815,732
46,066	Eli Lilly & Company	2,028,286
11,356	Express Scripts, Inc. (b)	838,300
14,036	Forest Laboratories, Inc. (b)	396,938
42,355	Gilead Sciences, Inc. (b)	1,930,541
7,307	Hospira, Inc. (b)	279,127
11,339	King Pharmaceuticals, Inc. (b)	108,628
23,284	Medco Health Solutions, Inc. (b)	1,047,780
98,645	Merck & Company, Inc.	3,113,236
14,019	Mylan, Inc. (b) (f)	160,097
310,372	Pfizer, Inc.	5,723,260
74,846	Schering-Plough Corporation	1,382,406
4,786	Watson Pharmaceuticals, Inc. (b)	136,401
61,394	Wyeth	2,267,894
		27,548,152
Health Care - Diversified (.1%)
5,113	Laboratory Corporation of America Holdings (b)	355,353

Hospital Management (—)
19,099	Tenet Healthcare Corporation (b)	105,999

Managed Care (.9%)
21,713	Aetna, Inc.	784,056
6,819	Coventry Health Care, Inc. (b)	221,958
7,724	Humana, Inc. (b)	318,229
12,704	McKesson Corporation	683,602
56,063	UnitedHealth Group, Inc.	1,423,440
23,543	WellPoint, Inc. (b)	1,101,106
		4,532,391
Medical Products/Supplies (4.2%)
28,899	Baxter International, Inc.	1,896,641
11,215	Becton Dickinson & Company	900,116
69,093	Boston Scientific Corporation (b)	847,771
23,072	Covidien, Ltd. (c)	1,240,351
4,625	CR Bard, Inc.	438,774
1,860	Intuitive Surgical, Inc. (b)	448,223
128,666	Johnson & Johnson	8,913,980
51,950	Medtronic, Inc.	2,602,695
4,193	Patterson Companies, Inc. (b)	127,509

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care—continued
15,718	St. Jude Medical, Inc. (b)	$683,576
11,390	Stryker Corporation	709,597
5,748	Varian Medical Systems, Inc. (b)	328,383
10,370	Zimmer Holdings, Inc. (b)	669,487
		19,807,103
Special Services (.1%)
4,780	DaVita, Inc. (b)	272,508
7,291	Quest Diagnostics, Inc.	376,726
		649,234
Technology (14.7%)
Computer Hardware (4.2%)
4,432	Affiliated Computer Services, Inc. - Class A (b)	224,392
40,788	Apple, Inc. (b) (e) (f)	4,635,964
80,249	Dell, Inc. (b)	1,322,504
112,763	Hewlett-Packard Company	5,214,161
62,380	International Business Machines Corporation	7,295,965
4,003	Lexmark International, Inc. - Class A (b)	130,378
9,521	Pitney Bowes, Inc.	316,668
10,324	SanDisk Corporation (b)	201,834
34,667	Sun Microsystems, Inc. (b)	263,469
8,158	Teradata Corporation (b)	159,081
40,159	Xerox Corporation	463,033
		20,227,449
Computer Networking (2.6%)
7,750	Akamai Tehnologies, Inc. (b)	135,160
271,979	Cisco Systems, Inc. (b)	6,135,846
11,004	Google, Inc. - Class A (b)	4,407,322
25,025	Juniper Networks, Inc. (b)	527,277
63,717	Yahoo!, Inc. (b)	1,102,304
		12,307,909
Computer Peripherals (.2%)
95,332	EMC Corporation Massachusetts (b)	1,140,171

Computer Services & Software (4.5%)
24,423	Adobe Systems, Inc. (b)	963,976
10,287	Autodesk, Inc. (b) (f)	345,129
23,429	Automatic Data Processing, Inc.	1,001,590
8,745	BMC Software, Inc. (b)	250,369
18,110	CA, Inc.	361,476
8,395	Citrix Systems, Inc. (b)	212,058
13,399	Cognizant Technology Solutions Corporation - Class A (b)	305,899
6,950	Computer Sciences Corporation (b)	278,904
11,736	Compuware Corporation (b)	113,722
14,670	Electronic Arts, Inc. (b)	542,643
8,735	Fidelity National Information Services, Inc.	161,248
8,292	IMS Health, Inc.	156,802
361,528	Microsoft Corporation	9,649,182
15,073	NetApp, Inc. (b)	274,781
15,896	Novell, Inc. (b)	81,705
180,414	Oracle Corporation (b)	3,664,208
38,634	Symantec Corporation (b)	756,454
164,962	Time Warner, Inc.	2,162,652
16,524	Unisys Corporation (b)	45,441
		21,328,239
Electrical Equipment (.1%)
9,595	Jabil Circuit, Inc.	91,536
6,672	Rockwell Automation, Inc.	249,132
		340,668
Electrical Instruments (.7%)
16,462	Agilent Technologies, Inc. (b)	488,263
8,150	Amphenol Corporation - Class A	327,141
7,778	Applied Biosystems, Inc.	266,396
2,669	Harman International Industries, Inc.	90,933
5,466	PerkinElmer, Inc.	136,486
19,292	Thermo Fischer Scientific, Inc. (b)	1,061,060
21,746	Tyco Electronics, Ltd. (c)	601,494
4,558	Waters Corporation (b)	265,184
		3,236,957

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
Electronic Components - Semiconductor (2.2%)
27,956	Advanced Micro Devices, Inc. (b) (f)	$146,769
13,805	Altera Corporation	285,487
13,357	Analog Devices, Inc.	351,957
61,773	Applied Materials, Inc.	934,625
20,320	Broadcom Corporation - Class A (b)	378,562
258,850	Intel Corporation	4,848,260
7,975	KLA-Tencor Corporation	252,409
10,190	Linear Technology Corporation	312,425
29,567	LSI Corporation (b)	158,479
10,401	MEMC Electronic Materials, Inc. (b)	293,932
8,461	Microchip Technology, Inc.	249,007
35,040	Micron Technology, Inc. (b)	141,912
8,976	National Semiconductor Corporation	154,477
4,521	Novellus Systems, Inc. (b) (f)	88,792
25,626	NVIDIA Corporation (b)	274,454
5,983	QLogic Corporation (b)	91,899
7,774	Teradyne, Inc. (b)	60,715
60,356	Texas Instruments, Inc.	1,297,654
12,728	Xilinx, Inc.	298,472
		10,620,287
Service - Data Processing (.2%)
7,577	Fiserv, Inc. (b)	358,544
14,780	Intuit, Inc. (b)	467,196
		825,740
Transportation (2.2%)
Air Freight (.9%)
7,793	CH Robinson Worldwide, Inc. (f)	397,131
14,382	FedEx Corporation	1,136,753
46,418	United Parcel Service, Inc. - Class B	2,919,228
		4,453,112
Airlines (.1%)
33,792	Southwest Airlines Company	490,322

Railroads (1.1%)
13,003	Burlington Northern Santa Fe Corporation	1,201,867
18,781	CSX Corporation	1,024,879
17,275	Norfolk Southern Corporation	1,143,778
23,444	Union Pacific Corporation	1,668,275
		5,038,799
Transport Services (.1%)
9,788	Expeditors International of Washington, Inc.	341,014

Trucking (—)
2,599	Ryder System, Inc. (f)	161,138

Utilities (3.4%)
Electric Companies (3.3%)
7,769	Allegheny Energy, Inc.	285,666
9,710	Ameren Corporation	378,981
18,521	American Electric Power Company, Inc.	686,759
15,738	Centerpoint Energy, Inc.	229,303
10,349	CMS Energy Corporation	129,052
12,546	Consolidated Edison, Inc.	538,976
8,154	Constellation Energy Group, Inc.	198,142
26,702	Dominion Resources, Inc.	1,142,312
7,540	DTE Energy Company	301,223
58,238	Duke Energy Corporation	1,015,088
15,001	Edison International	598,540
8,869	Entergy Corporation	789,430
30,265	Exelon Corporation	1,895,194
14,035	FirstEnergy Corporation	940,205
18,808	FPL Group, Inc.	946,042
3,506	Integrys Energy Group, Inc.	175,090
12,618	NiSource, Inc.	186,242
9,231	Pepco Holdings, Inc.	211,482
16,471	PG&E Corporation	616,839
4,653	Pinnacle West Capital Corporation	160,110

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Utilities—continued
17,203	PPL Corporation	$636,855
12,021	Progress Energy, Inc.	518,466
23,411	Public Service Enterprise Group, Inc.	767,647
9,737	TECO Energy, Inc.	153,163
30,974	The AES Corporation (b)	362,086
35,461	The Southern Company	1,336,525
20,535	Xcel Energy, Inc.	410,495
		15,609,913
Natural Gas (.1%)
2,043	Nicor, Inc.	90,607
11,344	Sempra Energy	572,532
		663,139
Total common stocks (Cost: $258,212,269)		468,797,849

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (2.0%)
Commercial Paper (1.2%)
$1,517,786	AT&T, Inc. (d)	2.110%	10/06/08	$1,517,341
1,517,786	Cargill, Inc. (d)	2.350%	10/14/08	1,516,498
1,517,786	JPMorgan Chase & Company	2.510%	10/14/08	1,516,219
1,264,822	Novatris Finance Corporation (d)	2.150%	10/02/08	1,264,746
				5,814,804
Corporate Notes (.5%)
1,264,822	Metropolitan Life Global Funding I -144A Issue (g)	2.540%	11/06/08	1,264,822
1,264,822	Morgan Stanley	2.640%	10/15/08	1,264,822
				2,529,644
Repurchase Agreement (.3%)
1,000,066	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 09/30/08 rate 1.350%, due 10/01/08, proceeds $1,000,104 (Collateralized by Corporate Obligations due 11/18/08 - 01/15/10)			1,000,066
354,150	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 09/30/08 rate 1.750%, due 10/01/08; proceeds $354,167 (Collateralized by U.S. Government Obligations due 11/19/08)			354,150
				1,354,216
	Total securities lending collateral (cost: $9,682,973)			9,698,664

Shares
Short-Term Securities (1.8%)
Investment Companies (1.8%)
2,000,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.620%			2,000,000
6,365,544	Wells Fargo & Company Treasury Plus Fund, current rate 0.688%			6,365,544
	Total investment companies (cost: $8,365,544)			8,365,544
	Total short-term securities (cost: $18,048,517)			18,064,208
	Total investments in securities (cost: $276,260,786)(r)			$486,862,057
	Payable upon return of securities loaned (-2.0%)			(9,698,664)
	Liabilities in excess of cash and other assets (.0%)			(140,959)
	Total net assets (100%)			$477,022,434

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Non-income producing.
(c)	The Portfolio held 1.5% of net assets in foreign securities at September 30, 2008.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 0.9% of the Portfolio’s net assets at September 30, 2008.

(e)	Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2008, securities with an aggregate market value of $1,190,765 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	December 2008	128	Long	$	$461,014

(f)	Securities (or a portion of securities) on loan as of September 30, 2008.
(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)

At September 30, 2008 the cost of securities for federal income tax purposes was $280,378,080. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$242,738,176
Gross unrealized depreciation	(36,254,199)
Net unrealized appreciation	$206,483,977

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

September 30, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (92.5%)
Argentina (2.2%)
Government (2.2%)
$5,790,000	Republic of Argentina (USD) (d)	3.127%	08/03/12	$2,093,085

Australia (3.6%)
Government (3.6%)
305,000	New South Wales Treasury (AUD)	6.000%	05/01/12	241,400
890,000	New South Wales Treasury Corporation (AUD)	5.500%	03/01/17	678,169
1,800,000	Queensland Treasury Corporation (AUD)	6.000%	07/14/09	1,418,449
295,000	Queensland Treasury Corporation (AUD)	6.000%	08/14/13	233,796
585,000	Queensland Treasury Corporation (AUD)	6.000%	09/14/17	460,798
690,000	Queensland Treasury Corporation - 144A Issue (AUD) (e)	7.125%	09/18/17	483,656
				3,516,268
Austria (3.9%)
Banks (3.9%)
4,200,000	Oesterreichische Kontrollbank AG (CHF)	2.750%	06/14/11	3,753,026

Barbados (4.1%)
Supra National Bank (4.1%)
420,000,000	European Investment Bank (JPY) (d)	0.685%	09/21/11	3,955,014

Brazil (4.5%)
Government (4.5%)
190,000	Nota Do Tesouro Nacional (BRL) (g)	6.000%	05/15/15	1,503,889
200,000	Nota Do Tesouro Nacional (BRL) (g)	6.000%	05/15/45	1,513,746
330,000	Nota Do Tesouro Nacional (BRL) (g)	10.000%	01/01/17	1,380,632
				4,398,267
Canada (1.5%)
Government (1.5%)
2,280,000	Province of Ontario Canada (NZD)	6.250%	06/16/15	1,480,848

Egypt (4.8%)
Government (4.8%)
22,500,000	Egypt Treasury Bill (EGP) (c) (g)	4.262%	03/10/09	3,914,979
2,800,000	Egypt Treasury Bill (EGP) (c) (g)	6.063%	03/31/09	484,257
1,525,000	Egypt Treasury Bill (EGP) (c) (g)	10.254%	06/09/09	258,234
				4,657,470
France (3.8%)
Government (3.8%)
2,600,000	France Government Bond (EUR)	4.250%	10/25/17	3,634,659

Germany (3.2%)
Banks (3.2%)
3,091,000	KfW Bankengruppe (NZD)	6.500%	11/15/11	2,062,904

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Germany—continued
11,220,000	Landwirtschaftliche Rentenbank (MXN)	8.500%	02/22/16	$1,005,239
				3,068,143
Indonesia (5.2%)
Government (5.2%)
9,990,000,000	Indonesia Government Bond (IDR)	9.000%	09/15/13	907,929
16,930,000,000	Indonesia Government Bond (IDR)	9.500%	07/15/23	1,349,292
1,959,000,000	Indonesia Government Bond (IDR)	10.000%	09/15/24	161,272
1,065,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/22	91,164
22,510,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/27	1,863,396
2,747,000,000	Indonesia Government Bond (IDR)	11.000%	11/15/20	251,554
3,564,000,000	Indonesia Government Bond (IDR)	11.000%	09/15/25	316,131
184,000,000	Indonesia Government Bond (IDR)	12.800%	06/15/21	18,907
1,071,000,000	Indonesia Government Bond (IDR)	12.900%	06/15/22	110,453
				5,070,098
Japan (4.3%)
Government (4.3%)
240,000,000	Japan Government Bond (JPY)	0.800%	01/15/09	2,261,050
205,200,000	Japan Government Bond (JPY)	0.800%	12/20/10	1,937,456
				4,198,506
Malaysia (9.4%)
Government (9.4%)
30,750,000	Malaysian Government Bond (MYR)	3.756%	04/28/11	8,890,595
660,000	Malaysian Government Bond (MYR)	3.814%	02/15/17	181,135
				9,071,730
Mexico (7.9%)
Government (7.9%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	435,544
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	640,100
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,358,069
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	223,557
38,800,000	Mexican Bonos (MXN)	10.000%	12/05/24	4,008,152
				7,665,422
Netherlands (1.7%)
Government (1.7%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,682,101

Norway (7.9%)
Finance - Diversified (3.9%)
400,000,000	Eksportfinans AS (JPY)	1.800%	06/21/10	3,818,098

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Government (4.0%)
22,690,000	Norwegian Government Bond (NOK)	5.500%	05/15/09	$3,824,940
				7,643,038
Poland (4.2%)
Government (4.2%)
4,000,000	Poland Government Bond (PLN)	4.750%	04/25/12	1,590,311
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	2,440,697
				4,031,008
Singapore (3.2%)
Government (3.2%)
4,400,000	Singapore Government Bond (SGD)	4.375%	01/15/09	3,100,912

South Korea (7.0%)
Government (7.0%)
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,403,527
4,120,000,000	Korea Treasury Bond (KRW)	5.500%	09/10/17	3,334,235
				6,737,762
Sweden (8.7%)
Government (8.7%)
58,500,000	Sweden Government Bond (SEK)	5.000%	01/28/09	8,404,905

United States (1.4%)
Municipal Bonds (1.4%)
$30,000	Alabama Public Housing Authority	4.450%	01/01/24	25,873
55,000	Bexar County Hospital District	5.000%	02/15/32	49,550
50,000	Bexar County, Texas Municipal Bond	5.250%	08/15/47	43,813
215,000	California State Municipal Bond	5.000%	04/01/38	194,223
200,000	California State Municipal Bond	5.125%	04/01/33	186,542
205,000	Florida Hurricane Catastrophe Fund	4.250%	07/01/14	199,184
120,000	Hamilton County, Ohio Municipal Bond	5.000%	12/01/32	107,659
75,000	Illinois Municipal Electric Agency	5.000%	02/01/35	71,615
100,000	Metropolitan Atlanta Rapid Transit Authority	5.000%	07/01/19	102,926
100,000	New York, New York Municipal Bond	5.000%	04/01/26	93,083
100,000	North Carolina Eastern Municipal Power Agency	5.250%	01/01/19	101,899
100,000	Puerto Rico Commonwealth	5.500%	07/01/21	97,489
65,000	Seattle, Washington Municipal Bond	5.000%	09/01/34	60,419
50,000	Wisconsin State Municipal Bond	5.000%	05/01/21	49,998
				1,384,273
	Total long-term debt securities (cost: $95,639,398)			89,546,535

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Short-Term Securities (1.7%)
U.S. Government and Agency Obligation (1.3%)
$1,295,000	Federal Home Loan Bank	2.000%	10/01/08	$1,295,000

Shares
Investment Company (.4%)
375,298	Dreyfus Treasury Cash Management Fund, current rate 0.680%			375,298
	Total short-term securities (cost: $1,670,298)			1,670,298
	Total purchased options (cost: $3,750)(f)			750
	Total investments in securities (cost: $97,313,446)(h)			$91,217,583
	Cash and other assets in excess of liabilities (5.8%)			5,562,840
	Total net assets (100%)			$96,779,673

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts

On September 30, 2008, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
12/08/08	3,959,010	RON	8,514,000	NOK	$—	$28,088
12/08/08	2,829,758	USD	3,100,000	CHF	—	51,572
12/08/08	2,973,072	USD	382,337,000	KZT	212,274	—
12/09/08	26,728,093	MXN	1,181,649,000	CLP	—	286,381
12/09/08	9,103,901	MXN	2,357,000	PEN	—	35,545
12/10/08	26,829,994	MXN	93,744,000	INR	—	432,750
12/15/08	1,777,896	NZD	51,754,553	INR	—	72,512
01/20/09	2,345,736	CHF	2,169,507	USD	62,684	—
01/20/09	4,300,000	USD	4,691,472	CHF	—	86,354
01/26/09	1,750,000	USD	182,560,000	JPY	—	4,328
01/28/09	771,256	EUR	1,124,452	USD	36,576	—
01/29/09	771,256	EUR	1,125,455	USD	37,584	—
01/29/09	306,142	EUR	444,632	USD	12,812	—
02/04/09	316,276	EUR	463,850	USD	17,750	—
02/06/09	9,891,363	MXN	873,255	USD	—	17,912
02/12/09	60,964	NZD	721,015,586	VND	3,359	—
02/12/09	506,329	RON	3,338,430	CZK	6,905	—
02/12/09	506,004	RON	3,333,251	CZK	6,726	—
02/12/09	505,353	RON	3,334,572	CZK	7,040	—
02/12/09	405,583	RON	2,660,868	CZK	4,764	—
02/17/09	703,051	RON	4,652,862	CZK	10,780	—
02/19/09	491,501	EUR	709,998	USD	16,799	—
02/20/09	4,300,023,000	KRW	4,946,820	CHF	824,924	—
02/20/09	4,300,023,000	KRW	4,515,882	USD	895,454	—
02/20/09	81,364	NZD	963,542,830	VND	4,601	—
02/23/09	326,010	EUR	50,218,906	JPY	21,456	—
02/23/09	326,010	EUR	50,129,580	JPY	20,600	—
02/23/09	652,020	EUR	100,510,187	JPY	43,606	—
02/23/09	652,020	EUR	100,073,334	JPY	39,420	—
02/23/09	652,020	EUR	948,037	USD	28,466	—
02/23/09	326,010	EUR	474,477	USD	14,691	—
02/23/09	652,020	EUR	946,961	USD	27,390	—
02/23/09	326,010	EUR	473,735	USD	13,949	—
02/25/09	652,020	EUR	100,385,325	JPY	42,567	—
02/25/09	326,010	EUR	50,212,060	JPY	21,470	—
02/25/09	326,010	EUR	50,220,210	JPY	21,548	—
02/25/09	652,020	EUR	952,927	USD	33,365	—
02/26/09	652,020	EUR	99,998,351	JPY	38,937	—
02/26/09	652,020	EUR	952,438	USD	32,881	—

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
02/26/09	623,361	EUR	911,478	USD	32,340	—
02/26/09	652,020	EUR	954,094	USD	34,537	—
02/26/09	90,000	USD	11,628,000	KZT	6,948	—
02/27/09	326,010	EUR	50,836,369	JPY	27,533	—
02/27/09	326,010	EUR	50,820,395	JPY	27,380	—
02/27/09	326,010	EUR	50,818,439	JPY	27,361	—
02/27/09	652,020	EUR	101,357,487	JPY	52,044	—
02/27/09	326,010	EUR	50,532,528	JPY	24,621	—
02/27/09	652,020	EUR	101,288,047	JPY	51,379	—
02/27/09	326,010	EUR	50,559,261	JPY	24,877	—
02/27/09	978,029	EUR	1,439,577	USD	60,250	—
02/27/09	652,020	EUR	965,345	USD	45,792	—
02/27/09	326,010	EUR	486,130	USD	26,354	—
02/27/09	621,295	EUR	926,227	USD	50,006	—
02/27/09	652,020	EUR	957,785	USD	38,232	—
02/27/09	326,010	EUR	481,712	USD	21,936	—
02/27/09	652,020	EUR	960,751	USD	41,199	—
02/27/09	652,020	EUR	960,135	USD	40,583	—
02/27/09	502,361	RON	3,254,797	CZK	3,946	—
02/27/09	270,000	USD	34,766,820	KZT	19,868	—
02/27/09	45,000	USD	5,793,750	KZT	3,305	—
02/27/09	94,732	USD	12,201,462	KZT	6,998	—
02/27/09	120,000	USD	15,492,000	KZT	9,165	—
03/03/09	326,010	EUR	489,217	USD	29,450	—
03/03/09	326,010	EUR	488,135	USD	28,368	—
03/04/09	326,010	EUR	488,216	USD	28,452	—
03/04/09	326,010	EUR	487,010	USD	27,245	—
03/04/09	326,010	EUR	487,835	USD	28,070	—
03/09/09	326,010	EUR	50,139,686	JPY	21,250	—
03/09/09	326,010	EUR	491,004	USD	31,251	—
03/10/09	244,508	EUR	37,481,854	JPY	14,787	—
03/10/09	326,010	EUR	492,585	USD	32,834	—
03/17/09	326,010	EUR	498,181	USD	38,446	—
03/23/09	195,653	AUD	2,723,939,000	VND	10,432	—
04/06/09	326,010	EUR	50,514,597	JPY	26,025	—
04/06/09	733,522	EUR	113,585,882	JPY	57,865	—
04/06/09	326,010	EUR	50,463,088	JPY	25,530	—
04/07/09	480,000	GBP	932,746	USD	81,202	—
04/14/09	610,895	EUR	95,032,353	JPY	53,092	—
04/14/09	321,524	EUR	677,113	SGD	22,844	—
04/14/09	900,267	EUR	1,895,593	SGD	63,737	—
04/14/09	610,895	EUR	1,291,114	SGD	46,638	—
04/14/09	610,895	EUR	942,446	USD	81,479	—
04/14/09	321,524	EUR	498,726	USD	45,585	—
04/14/09	321,524	EUR	498,799	USD	45,659	—

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
04/14/09	321,120	GBP	839,966	SGD	20,969	—
04/17/09	321,524	EUR	669,561	SGD	17,645	—
04/20/09	643,048	EUR	1,345,899	SGD	40,277	—
04/20/09	321,524	EUR	673,336	SGD	20,410	—
04/21/09	320,638	EUR	1,562,629	MYR	8,458	—
04/24/09	160,319	EUR	335,772	SGD	10,273	—
04/27/09	160,319	EUR	334,666	SGD	9,550	—
04/27/09	240,177	GBP	1,443,233	MYR	—	548
04/30/09	80,059	GBP	483,973	MYR	700	—
05/06/09	104,207	EUR	212,905	SGD	3,059	—
05/07/09	80,059	GBP	482,492	MYR	333	—
05/29/09	53,598	AUD	763,352,000	VND	4,088	—
06/02/09	46,655	AUD	664,187,000	VND	3,553	—
06/02/09	2,418,027	MXN	6,589,754	TWD	—	4,449
06/04/09	2,624,894	MXN	5,878,075	RUB	—	10,429
06/09/09	164,611	EUR	807,870	MYR	6,646	—
06/09/09	164,611	EUR	807,252	MYR	6,464	—
06/09/09	164,611	EUR	815,837	MYR	8,996	—
06/10/09	411,529	EUR	2,047,974	MYR	24,992	—
06/10/09	616,157	EUR	949,821	USD	83,077	—
06/12/09	69,739	EUR	348,019	MYR	4,530	—
06/15/09	91,466	EUR	454,267	MYR	5,322	—
06/16/09	181,322	EUR	897,544	MYR	9,682	—
06/22/09	197,330	AUD	2,811,982,000	VND	15,433	—
07/13/09	204,914	EUR	423,588	SGD	10,984	—
07/13/09	204,914	EUR	316,746	USD	28,716	—
07/13/09	204,914	EUR	316,818	USD	28,787	—
07/14/09	157,626	EUR	785,135	MYR	10,174	—
07/14/09	204,914	EUR	424,227	SGD	11,453	—
07/14/09	31,525	EUR	1,450,150	TWD	2,180	—
07/14/09	204,914	EUR	9,385,492	TWD	12,870	—
07/14/09	252,202	EUR	390,674	USD	36,179	—
07/14/09	157,626	EUR	243,595	USD	22,036	—
07/15/09	252,202	EUR	1,260,253	MYR	17,486	—
07/15/09	104,033	EUR	521,746	MYR	7,772	—
07/15/09	31,525	EUR	157,940	MYR	2,307	—
07/15/09	141,863	EUR	296,111	SGD	9,647	—
07/15/09	63,050	EUR	131,669	SGD	4,333	—
07/15/09	173,389	EUR	7,972,756	TWD	11,899	—
07/15/09	135,558	EUR	6,277,555	TWD	10,724	—
07/15/09	15,763	EUR	732,980	TWD	1,344	—
07/15/09	141,863	EUR	221,938	USD	22,538	—
07/15/09	267,964	EUR	418,868	USD	42,223	—
07/16/09	100,881	EUR	504,506	MYR	7,120	—
07/16/09	44,135	EUR	2,043,450	TWD	3,481	—

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
07/17/09	102,457	EUR	512,613	MYR	7,305	—
07/17/09	102,457	EUR	212,885	SGD	6,298	—
07/17/09	102,457	EUR	4,750,777	TWD	8,312	—
07/17/09	204,914	EUR	321,674	USD	33,658	—
07/22/09	157,626	EUR	245,463	USD	23,927	—
07/24/09	70,932	EUR	356,866	MYR	5,674	—
07/24/09	102,457	EUR	213,127	SGD	6,532	—
07/24/09	111,914	EUR	5,161,306	TWD	8,225	—
07/24/09	362,540	EUR	567,121	USD	57,600	—
07/29/09	3,400,000	MXN	318,650	USD	18,841	—
07/31/09	6,115,262	MXN	577,484	USD	20,913	—
08/04/09	3,588,681	MXN	338,587	USD	22,410	—
08/04/09	3,169,702	NZD	21,348,891,186	IDR	108,166	—
08/12/09	378,437	NZD	6,350,173	RUB	—	5,267
08/14/09	184,724	NZD	3,091,541	RUB	—	2,872
09/08/09	11,803,768	MXN	19,803,538,356	VND	158,233	—
09/18/09	118,958	EUR	1,142,000	CNY	108	—
09/23/09	446,246	EUR	4,273,100	CNY	—	1,101
09/23/09	297,524	EUR	2,845,000	CNY	—	1,318
09/24/09	410,605	AUD	8,630,122	RUB	6,419	—
09/24/09	589,743	AUD	12,396,783	RUB	9,277	—
09/24/09	327,271	EUR	3,176,000	CNY	5,378	—
09/28/09	548,017	AUD	11,401,203	RUB	4,187	—
					$5,198,446	$1,041,426

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts – Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	Great British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Republic of Korea Won
KZT	Kazkhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
VND	Vietnam Dong
USD	United States Dollar

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	For zero coupon issues (strips) the interest rate represents the yield to maturity at September 30, 2008.
(d)	Variable rate securities.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)	Purchased options outstanding as of September 30, 2008 were as follows:

Holdings of Open Purchased Options

Type	Exercise Price		Expiration	Notional Amount	Cost	Market Value
Call – Brazilian Real versus U.S. dollar	BRL	2.05	January 2009	$100,000	$3,750	$750

(g)	This security is being fair-valued according to procedures approved by the Board of Directors.
(h)

At September 30, 2008 the cost of securities for federal income tax purposes was $97,331,035. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$921,920
Gross unrealized depreciation	(7,035,372)
Net unrealized depreciation	$(6,113,452)

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

September 30, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (95.5%)
Basic Materials (6.7%)
Chemicals (3.3%)
12,340	Airgas, Inc.	$612,681
13,678	Albemarle Corporation	421,830
9,615	Cabot Corporation	305,565
36,264	Chemtura Corporation	165,365
7,118	Cytec Industries, Inc.	276,961
6,541	Ferro Corporation	131,474
11,192	FMC Corporation	575,157
10,130	Lubrizol Corporation	437,008
2,857	Minerals Technologies, Inc.	169,592
11,281	Olin Corporation	218,852
19,478	RPM International, Inc.	376,705
7,226	Sensient Technologies Corporation	203,267
13,741	Terra Industries, Inc.	403,985
6,439	The Scotts Miracle-Gro Company - Class A	152,218
14,930	Valspar Corporation	332,790
		4,783,450
Construction (.5%)
6,191	Martin Marietta Materials, Inc. (f)	693,268

Iron and Steel (1.0%)
6,640	Carpenter Technology Corporation	170,316
15,968	Cleveland-Cliffs, Inc.	845,346
26,698	Steel Dynamics, Inc.	456,269
		1,471,931
Manufacturing (.1%)
4,444	Mine Safety Appliances Company	169,405

Metal Fabrication (.4%)
17,134	Commercial Metals Company	289,393
9,533	Reliance Steel & Aluminum	361,968
		651,361
Paper and Forest (1.4%)
13,600	Louisiana-Pacific Corporation	126,480
15,502	Packaging Corporation of America	359,336
5,911	Potlatch Corporation	274,211
11,764	Rayonier, Inc.	557,026
14,893	Sonoco Products Company	442,024
15,893	Temple-Inland, Inc.	242,527
		2,001,604
Capital Goods (11.5%)
Aerospace/Defense (.5%)
14,831	BE Aerospace, Inc. (b)	234,775
6,203	DRS Technologies, Inc.	476,080
		710,855
Construction (.3%)
12,489	The Shaw Group, Inc. (b)	383,787

Containers - Metal/Glass (.2%)
5,098	Greif, Inc. - Class A	334,531

Electrical Equipment (1.0%)
8,701	Energizer Holdings, Inc. (b)	700,866
8,408	Hubbell, Inc. - Class B	294,700
18,090	Trimble Navigation, Ltd. (b)	467,808
		1,463,374
Engineering/Construction (1.5%)
5,791	Dycom Industries, Inc. (b)	75,399
4,926	Granite Construction, Inc.	176,449
16,127	Joy Global, Inc.	727,973
26,247	Quanta Services, Inc. (b)(f)	708,931
12,634	URS Corporation (b)	463,289
		2,152,041
Hardware and Tools (.2%)
11,459	Kennametal, Inc.	310,768

Machinery (2.1%)
13,726	AGCO Corporation (b)	584,865
8,586	Flowserve Corporation	762,179
8,998	Graco, Inc.	320,419
12,352	IDEX Corporation	383,159
6,411	Lincoln Electric Holdings, Inc.	412,291

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
7,247	Wabtec Corporation	$371,264
9,757	Zebra Technologies Corporation - Class A (b)	271,732
		3,105,909
Manufacturing (4.2%)
15,968	Ametek, Inc.	651,015
10,154	Aptargroup, Inc.	397,123
9,129	Carlisle Companies, Inc.	273,596
7,248	Crane Company	215,338
11,762	Donaldson Company, Inc.	492,946
7,050	Federal Signal Corporation	96,585
12,615	Harsco Corporation	469,152
3,016	Lancaster Colony Corporation	113,583
4,581	Matthews International Corporation - Class A	232,440
5,103	Nordson Corporation	250,608
14,801	Pentair, Inc.	511,671
13,408	Roper Industries, Inc.	763,720
8,107	SPX Corporation	624,239
5,936	Teleflex, Inc.	376,877
6,309	The Brink’s Company	384,975
12,220	Trinity Industries, Inc.	314,421
		6,168,289
Metal Fabrication (.4%)
12,706	Timken Company	360,215
8,957	Worthington Industries, Inc.	133,818
		494,033
Trucks and Parts (.1%)
11,152	Oshkosh Corporation	146,760

Waste Management (1.0%)
23,146	Republic Services, Inc.	693,917
12,779	Stericycle, Inc. (b)	752,811
		1,446,728
Communication Services (1.9%)
Broadcasting (.2%)
11,297	Lamar Advertising Company - Class A (b) (f)	348,964

Communications Equipment (.2%)
11,784	Neustar, Inc. - Class A (b) (f)	234,384

Computer Networking (.3%)
8,858	Idexx Laboratories, Inc. (b) (f)	485,418

Telecommunication (.7%)
17,616	ADC Telecommunications, Inc. (b)	148,855
8,298	Adtran, Inc.	161,728
10,507	CommScope, Inc. (b)	363,962
7,320	Plantronics, Inc.	164,846
39,152	RF Micro Devices, Inc. (b) (f)	114,324
		953,715
Telephone (.5%)
35,241	Cincinnati Bell, Inc. (b)	108,895
15,927	Telephone & Data Systems, Inc.	569,390
		678,285
Consumer Cyclical (12.1%)
Auto (.7%)
11,036	ArvinMeritor, Inc. (f)	143,909
17,391	BorgWarner, Inc.	569,903
11,569	Lear Corporation (b)	121,474
4,736	Modine Manufacturing Company	68,577
5,309	Thor Industries, Inc. (f)	131,769
		1,035,632
Distribution Durables (.4%)
6,787	MSC Industrial Direct Company - Class A (f)	312,677
7,555	Tech Data Corporation (b)	225,517
		538,194
Entertainment (.8%)
12,038	Dreamworks Animation SKG, Inc. - Class A (b)	378,595
4,233	International Speedway Corporation - Class A	164,706
12,476	Macrovision Solutions Corporation (b) (f)	191,881
7,339	Marvel Entertainment, Inc. (b)	250,553

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
6,466	NetFlix, Inc. (b) (f)	$199,670
		1,185,405
Food & Health (.2%)
8,127	NBTY, Inc. (b)	239,909

Home Builders (1.0%)
7,578	Hovnanian Enterprises, Inc. - Class A (b)	60,548
5,478	MDC Holdings, Inc.	200,440
812	NVR, Inc. (b) (f)	464,464
6,375	Ryland Group, Inc.	169,065
19,493	Toll Brothers, Inc. (b)	491,808
		1,386,325
Houseware (—)
6,205	Furniture Brands International, Inc.	65,277

Leisure (.4%)
9,635	Callaway Golf Company	135,564
5,819	Priceline.com, Inc. (b) (f)	398,194
		533,758
Lodging - Hotel (.1%)
8,538	Boyd Gaming Corporation (f)	79,916

Office Equipment (.3%)
8,343	Herman Miller, Inc.	204,153
6,628	HNI Corporation (f)	167,954
		372,107
Publishing (.3%)
13,151	Belo Corporation - Class A	78,380
6,463	John Wiley & Sons, Inc. - Class A	261,428
3,423	Media General, Inc. - Class A (f)	42,548
3,967	Scholastic Corporation	101,873
		484,229
Retail (5.9%)
7,023	99 Cents Only Stores (b)	77,042
14,313	Advance Auto Parts, Inc.	567,654
10,006	Aeropostale, Inc. (b)	321,293
30,806	American Eagle Outfitters, Inc.	469,792
7,307	American Greetings Corporation - Class A	111,724
8,536	AnnTaylor Stores Corporation (b)	176,183
5,504	Barnes & Noble, Inc.	143,544
8,822	BJ’s Wholesale Club, Inc. (b)	342,823
9,058	Borders Group, Inc. (f)	59,420
32,973	CarMax, Inc. (b) (f)	461,622
17,006	Charming Shoppes, Inc. (b) (f)	83,159
26,410	Chico’s FAS, Inc. (b)	144,463
7,073	Coldwater Creek, Inc. (b)	40,953
9,549	Collective Brands, Inc. (b)	174,842
9,786	Copart, Inc. (b)	371,868
12,698	Dick’s Sporting Goods, Inc. (b)	248,627
13,530	Dollar Tree, Inc. (b)	491,951
23,188	Foot Locker, Inc.	374,718
9,011	Guess?, Inc.	313,493
7,753	J Crew Group, Inc. (b) (f)	221,503
20,045	O’Reilly Automotive, Inc. (b)	536,605
9,831	Pacific Sunwear of California, Inc. (b)	66,163
18,947	PetSmart, Inc.	468,180
6,445	Regis Corporation	177,238
19,680	Ross Stores, Inc.	724,421
21,232	Saks, Inc. (b) (f)	196,396
6,888	The Warnaco Group, Inc. (b)	311,958
6,982	Timberland Company - Class A (b)	121,277
5,451	Under Armour, Inc. - Class A (b) (f)	173,124
17,022	Urban Outfitters, Inc. (b)	542,491
12,871	Williams-Sonoma, Inc. (f)	208,253
		8,722,780

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
Service (.9%)
15,163	Avis Budget Group, Inc. (b)	$87,036
18,758	Corrections Corporation of America (b)	466,136
5,677	Harte-Hanks, Inc.	58,870
6,126	Rollins, Inc.	116,271
9,722	Scientific Games Corporation - Class A (b) (f)	223,800
10,069	Sotheby’s	201,984
12,957	ValueClick, Inc. (b) (f)	132,550
		1,286,647
Special Services (.3%)
38,478	Service Corporation International	321,676
5,108	The Corporate Executive Board Company	159,625
		481,301
Textiles (.8%)
14,030	Hanesbrands, Inc. (b)	305,152
8,394	Mohawk Industries, Inc. (b) (f)	565,672
7,692	Phillips-Van Heusen Corporation	291,604
		1,162,428
Consumer Staples (5.7%)
Beverage (.4%)
11,053	Hansen Natural Corporation (b) (f)	334,353
8,524	PepsiAmericas, Inc.	176,617
		510,970
Broadcasting (—)
4,078	Entercom Communications Corporation - Class A	20,472

Food (1.5%)
11,141	Corn Products International, Inc.	359,631
10,464	Hormel Foods Corporation	379,634
8,411	Ralcorp Holdings, Inc. (b)	566,986
17,496	Smithfield Foods, Inc. (b) (f)	277,836
8,166	The JM Smucker Company	413,935
3,863	Tootsie Roll Industries, Inc.	111,679
		2,109,701
Household Products (.6%)
3,618	Blyth, Inc.	41,028
9,970	Church & Dwight Company, Inc.	619,037
9,296	Tupperware Brands Corporation	256,848
		916,913
Personal Care (.2%)
12,619	Alberto-Culver Company	343,742

Restaurants (.8%)
4,553	Bob Evans Farms, Inc.	124,251
15,170	Brinker International, Inc.	271,391
4,944	Chipotle Mexican Grill, Inc. - Class A (b) (f)	274,343
9,685	The Cheesecake Factory (b) (f)	141,595
67,575	Wendy’s International, Inc.	355,444
		1,167,024
Retail (.1%)
5,851	Ruddick Corporation	189,865

Service (2.0%)
10,997	Career Education Corporation (b)	179,801
12,777	Corinthian Colleges, Inc. (b) (f)	191,655
9,189	DeVry, Inc.	455,223
4,707	ITT Educational Services, Inc. (b)	380,843
4,108	Kelly Services, Inc. - Class A	78,257
7,127	Korn/Ferry International (b)	127,003
11,880	Manpower, Inc.	512,741
13,853	MPS Group, Inc. (b)	139,638

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
9,977	Rent-A-Center, Inc. (b)	$222,288
2,188	Strayer Education, Inc.	438,169
8,872	United Rentals, Inc. (b)	135,209
7,189	Valassis Communications, Inc. (b)	62,257
		2,923,084
Tobacco (.1%)
3,843	Universal Corporation	188,653

Energy (8.0%)
Mining (.7%)
21,601	Arch Coal, Inc.	710,457
9,486	Patriot Coal Corporation (b)	275,568
		986,025
Oil & Gas (4.8%)
5,529	Bill Barrett Corporation (b) (f)	177,536
12,430	Cimarex Energy Company	607,951
36,944	Denbury Resources, Inc. (b)	703,414
7,979	Encore Acquisition Company (b)	333,363
13,433	Forest Oil Corporation (b)	666,277
15,542	Frontier Oil Corporation	286,284
13,744	Helix Energy Solutions Group, Inc. (b) (f)	333,704
15,742	Helmerich & Payne, Inc.	679,897
19,779	Newfield Exploration Company (b) (e)	632,730
8,280	Oceaneering International, Inc. (b)	441,490
23,436	Patterson-UTI Energy, Inc.	469,189
16,100	Plains Exploration & Production Company (b)	566,076
25,894	Pride International, Inc. (b)	766,721
16,943	Quicksilver Resources, Inc. (b) (f)	332,591
		6,997,223
Oil & Gas Services (1.4%)
9,841	Exterran Holdings, Inc. (b)	314,518
19,065	FMC Technologies, Inc. (b)	887,476
12,087	Superior Energy Services, Inc. (b)	376,389
7,712	Tidewater, Inc.	426,936
		2,005,319
Pipelines (.8%)
19,579	Equitable Resources, Inc.	718,354
12,191	National Fuel Gas Company	514,216
		1,232,570
Service (.3%)
25,408	KBR, Inc.	387,980

Financial (17.8%)
Auto Finance (.1%)
17,403	AmeriCredit Corporation (b) (f)	176,292

Banks (3.5%)
19,083	Associated Banc-Corp (f)	380,706
10,600	BancorpSouth, Inc. (f)	298,178
7,147	Bank of Hawaii Corporation	382,007
7,402	Cathay General Bancorp	176,168
6,013	City National Corporation	326,506
9,380	Commerce Bancshares, Inc.	435,232
8,842	Cullen/Frost Bankers, Inc.	516,373
12,098	FirstMerit Corporation	254,058
3,592	PacWest Bancorp	102,695
4,862	SVB Financial Group (b)	281,607
41,988	Synovus Financial Corporation (f)	434,576
17,256	TCF Financial Corporation	310,608
30,242	The Colonial BancGroup, Inc. (f)	237,702
13,146	Washington Federal, Inc.	242,544
7,862	Webster Financial Corporation	198,516
4,362	Westamerica Bancorporation (f)	250,946
10,075	Wilmington Trust Corporation (f)	290,462
		5,118,884

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Commercial Services (.1%)
7,709	Deluxe Corporation	$110,933

Finance - Diversified (.9%)
6,113	Affiliated Managers Group, Inc. (b) (f)	506,462
17,362	Eaton Vance Corporation	611,663
6,942	Navigant Consulting, Inc. (b) (f)	138,076
		1,256,201
Insurance (4.3%)
11,203	American Financial Group, Inc.	330,488
13,960	Arthur J Gallagher & Company	358,214
17,264	Brown & Brown, Inc.	373,248
9,230	Everest Re Group, Ltd. (c)	798,672
31,639	Fidelity National Financial, Inc. - Class A	465,093
13,858	First American Corporation	408,811
17,162	HCC Insurance Holdings, Inc.	463,374
5,844	Horace Mann Educators Corporation	75,212
5,325	Mercury General Corporation	291,544
34,521	Old Republic International Corporation	440,143
8,667	Philadelphia Consolidated Holding Company (b)	507,626
10,456	Protective Life Corporation	298,101
7,315	Stancorp Financial Group, Inc.	363,409
7,650	The Hanover Insurance Group, Inc.	348,228
10,381	The PMI Group, Inc.	30,624
7,376	Unitrin, Inc.	183,957
20,957	WR Berkley Corporation	493,537
		6,230,281
Investment Bankers/Brokers (1.1%)
21,279	Apollo Investment Corporation (f)	362,807
17,966	Jefferies Group, Inc. (f)	393,096
14,363	Raymond James Financial, Inc.	473,692
12,733	Waddell & Reed Financial, Inc. - Class A	315,142
		1,544,737
Mortgage Revenue Bonds (.3%)
12,483	Lender Processing Services, Inc.	380,981

Real Estate Investment Trust (.2%)
6,042	Jones Lang Lasalle, Inc.	262,706

Real Estate Investment Trust - Apartments (1.2%)
7,638	BRE Properties, Inc.	374,262
7,954	Camden Property Trust	364,770
3,850	Essex Property Trust, Inc.	455,570
19,156	UDR, Inc.	500,929
		1,695,531
Real Estate Investment Trust - Diversified (.8%)
6,529	Cousins Properties, Inc. (f)	164,923
21,978	Duke Realty Corporation	540,219
13,963	Liberty Property Trust	525,707
		1,230,849
Real Estate Investment Trust - Health Care (.9%)
15,248	Health Care REIT, Inc.	811,651
14,481	Nationwide Health Properties, Inc.	521,026
		1,332,677
Real Estate Investment Trust - Hotels (.2%)
14,057	Hospitality Properties Trust	288,450

Real Estate Investment Trust - Office Property (.8%)
4,812	Alexandria Real Estate Equities, Inc.	544,141
9,458	Highwoods Properties, Inc.	336,326
9,839	Mack-Cali Realty Corporation	333,247
		1,213,714
Real Estate Investment Trust - Regional Mall (.5%)
11,169	The Macerich Company	710,907

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Shopping Centers (1.6%)
4,763	Equity One, Inc.	$97,594
8,815	Federal Realty Investment Trust	754,564
15,163	Realty Income Corporation	388,173
10,469	Regency Centers Corporation	698,178
11,184	Weingarten Realty Investors (f)	398,933
		2,337,442
Real Estate Investment Trust - Warehouse/Industrial (.4%)
14,665	AMB Property Corporation	664,324

Savings and Loans (.9%)
11,996	Astoria Financial Corporation	248,677
17,568	First Niagara Financial Group, Inc.	276,696
51,426	New York Community Bancorp, Inc.	863,443
		1,388,816
Health Care (10.9%)
Biotechnology (1.4%)
10,510	Affymetrix, Inc. (b) (f)	81,347
10,151	Charles River Laboratories International, Inc. (b)	563,685
13,812	Invitrogen Corporation (b)	522,094
17,868	PDL BioPharma, Inc.	166,351
22,298	Vertex Pharmaceuticals, Inc. (b)	741,186
		2,074,663
Drugs (2.3%)
10,172	Cephalon, Inc. (b) (f)	788,228
17,998	Endo Pharmaceuticals Holdings, Inc. (b)	359,960
8,486	Medicis Pharmaceutical Corporation - Class A	126,526
11,617	Perrigo Company	446,790
17,821	Pharmaceutical Product Development, Inc.	736,898
16,286	Sepracor, Inc. (b)	298,197
3,450	United Therapeutics Corporation (b)	362,836
13,117	Valeant Pharmaceuticals International (b) (f)	268,505
		3,387,940
Hospital Management (1.2%)
14,347	Community Health Systems, Inc. (b)	420,511
36,562	Health Management Associates, Inc. - Class A (b)	152,098
4,408	Kindred Healthcare, Inc. (b)	121,529
7,963	LifePoint Hospitals, Inc. (b)	255,931
8,328	Psychiatric Solutions, Inc. (b)	316,048
7,612	Universal Health Services, Inc. - Class B	426,500
		1,692,617
Managed Care (.4%)
16,058	Health Net, Inc. (b)	378,969
6,240	Wellcare Health Plans, Inc. (b)	224,640
		603,609
Medical Products/Supplies (4.3%)
7,790	Advanced Medical Optics, Inc. (b) (f)	138,506
9,336	Beckman Coulter, Inc.	662,763
22,243	Dentsply International, Inc.	835,002
8,413	Edwards Lifesciences Corporation (b)	485,935
8,112	Gen-Probe, Inc. (b)	430,342
13,373	Henry Schein, Inc. (b) (f)	720,002
9,350	Hill-Rom Holdings, Inc.	283,398
38,343	Hologic, Inc. (b)	741,170
8,466	Kinetic Concepts, Inc. (b)	242,043
11,350	ResMed, Inc. (b)	488,050
8,839	STERIS Corporation (f)	332,170
5,785	Techne Corporation (b)	417,214

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care—continued
12,627	VCA Antech, Inc. (b)	$372,118
		6,148,713
Personal Care (.1%)
5,215	Life Time Fitness, Inc. (b) (f)	163,073

Special Services (1.2%)
6,563	Apria Healthcare Group, Inc. (b)	119,709
9,431	Covance, Inc. (b)	833,795
10,984	Lincare Holdings, Inc. (b)	330,509
15,560	Omnicare, Inc.	447,661
		1,731,674
Technology (12.5%)
Aerospace/Defense (.4%)
28,798	SAIC, Inc. (b)	582,584

Computer Hardware (.6%)
4,491	Imation Corporation (f)	101,586
33,139	Western Digital Corporation (b)	706,523
		808,109
Computer Networking (1.0%)
60,641	3COM Corporation (b)	141,294
10,067	Alliance Data Systems Corporation (b) (f)	638,046
22,029	Foundry Networks, Inc. (b)	401,148
12,730	Polycom, Inc. (b)	294,445
		1,474,933
Computer Peripherals (.1%)
6,702	Avocent Corporation (b)	137,123

Computer Services & Software (5.0%)
5,151	ACI Worldwide, Inc. (b) (f)	90,246
10,111	Acxiom Corporation	126,792
2,488	Advent Software, Inc. (b)	87,652
13,303	Ansys, Inc. (b)	503,785
38,940	Cadence Design Systems, Inc. (b)	263,234
10,155	Cerner Corporation (b) (f)	453,319
5,553	Digital River, Inc. (b) (f)	179,917
8,198	Dun & Bradstreet Corporation	773,563
12,031	F5 Networks, Inc. (b)	281,285
8,852	Gartner, Inc. (b) (f)	200,763
11,938	Global Payments, Inc.	535,539
24,819	Ingram Micro, Inc. - Class A (b)	398,841
22,636	McAfee, Inc. (b)	768,719
13,819	Mentor Graphics Corporation (b) (f)	156,846
13,423	Metavante Technologies, Inc. (b)	258,527
8,472	National Instruments Corporation	254,584
16,248	Palm, Inc. (f)	97,001
17,260	Parametric Technology Corporation (b) (f)	317,584
20,062	SEI Investments Company	445,376
6,365	SRA International, Inc. - Class A (b)	144,040
12,041	Sybase, Inc. (b) (f)	368,695
21,559	Synopsys, Inc. (b)	430,102
10,382	Wind River Systems, Inc. (b) (f)	103,820
		7,240,230
Computer Systems (.8%)
9,844	Diebold, Inc.	325,935
12,878	Jack Henry & Associates, Inc.	261,810
24,478	NCR Corporation (b)	539,740
		1,127,485
Electrical Defense (.3%)
4,935	Alliant Techsystems, Inc. (b) (f)	463,594

Electrical Equipment (.3%)
21,238	Gentex Corporation	303,703
27,893	Vishay Intertechnology, Inc. (b)	184,652
		488,355
Electrical Instruments (.9%)
20,828	Flir Systems, Inc. (b)	800,212

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
8,616	Thomas & Betts Corporation (b)	$336,627
4,438	Varian, Inc. (b)	190,390
		1,327,229
Electronic Components - Semiconductor (1.6%)
66,764	Atmel Corporation (b)	226,330
13,172	Cree, Inc. (b) (f)	300,058
18,703	Fairchild Semiconductor International, Inc. (b)	166,270
25,420	Integrated Device Technology, Inc. (b)	197,768
10,896	International Rectifier Corporation (b)	207,242
18,508	Intersil Corporation - Class A	306,863
18,767	Lam Research Corporation (b)	590,973
9,239	Semtech Corporation (b)	128,976
7,155	Silicon Laboratories, Inc. (b)	219,658
		2,344,138
Electronics - Computer Distribution (.7%)
17,901	Arrow Electronics, Inc. (b)	469,364
22,504	Avnet, Inc. (b)	554,274
		1,023,638
Service - Data Processing (.8%)
21,018	Broadridge Financial Solutions, Inc.	323,467
6,399	DST Systems, Inc. (b) (f)	358,280
6,391	Factset Research Systems, Inc.	333,930
7,250	Fair Isaac Corporation	167,185
		1,182,862
Transportation (1.8%)
Airlines (.2%)
17,518	Airtran Holdings, Inc. (b) (f)	42,569
5,347	Alaska Air Group, Inc. (b)	109,025
27,361	JetBlue Airways Corporation (b) (f)	135,437
		287,031
Railroads (.4%)
13,602	Kansas City Southern (b)	603,385

Shipping (.3%)
6,187	Alexander & Baldwin, Inc.	272,414
4,043	Overseas Shipholding Group, Inc.	235,747
		508,161
Transport Services (.1%)
8,571	YRC Worldwide, Inc. (b) (f)	102,509

Trucking (.8%)
6,838	Con-way, Inc.	301,624
7,287	GATX Corporation	288,347
12,217	JB Hunt Transport Services, Inc. (f)	407,681
6,370	Werner Enterprises, Inc.	138,293
		1,135,945
Utilities (6.6%)
Electric Companies (5.0%)
16,526	Alliant Energy Corporation	532,302
5,746	Black Hills Corporation	178,528
16,998	DPL, Inc.	421,550
17,769	Great Plains Energy, Inc.	393,583
12,677	Hawaiian Electric Industries, Inc. (f)	367,760
6,778	Idacorp, Inc. (f)	197,172
27,414	MDU Resources Group, Inc.	795,006
23,275	Northeast Utilities	597,004
15,981	NSTAR	535,364
13,810	OGE Energy Corporation	426,453
12,927	PNM Resources, Inc.	132,372
19,403	Puget Energy, Inc.	518,060
17,503	SCANA Corporation	681,392
35,025	Sierra Pacific Resources	335,540
16,182	Westar Energy, Inc.	372,833
17,494	Wisconsin Energy Corporation	785,481
		7,270,400
Natural Gas (1.3%)
11,472	AGL Resources, Inc.	359,991

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Utilities—continued
10,728	Energen Corporation	$485,764
15,626	Oneok, Inc.	537,534
12,116	Vectren Corporation	337,431
7,468	WGL Holdings, Inc.	242,337
		1,963,057
Water Utilities (.3%)
20,178	Aqua America, Inc.	358,765

Total common stocks (Cost: $141,950,118)		138,917,856

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (8.2%)
Commercial Paper (4.9%)
$1,861,026	AT&T, Inc. (d)	2.110%	10/06/08	$1,860,481
1,861,026	Cargill, Inc. (d)	2.350%	10/14/08	1,859,447
1,861,026	JPMorgan Chase & Company	2.510%	10/14/08	1,859,105
1,550,855	Novatris Finance Corporation (d)	2.150%	10/02/08	1,550,762
				7,129,795
Corporate Notes (2.1%)
1,550,855	Metropolitan Life Global Funding I - 144A Issue (g)	2.540%	11/06/08	1,550,855
1,550,855	Morgan Stanley	2.640%	10/15/08	1,550,855
				3,101,710
Repurchase Agreement (1.2%)
1,226,227	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 09/30/08 rate 1.350%, due 10/01/08, proceeds $1,226,273 (Collateralized by Corporate Obligations due 11/18/08 - 01/15/10)			1,226,227
434,239	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 09/30/08 rate 1.750%, due 10/01/08; proceeds $434,260 (Collateralized by U.S. Government Obligations due 11/19/08)			434,239
				1,660,466
	Total securities lending collateral (cost: $11,872,730)			11,891,971

Shares
Short-Term Securities (3.7%)
Investment Companies (3.7%)
1,750,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.620%			1,750,000
3,670,353	Wells Fargo & Company Treasury Plus Fund, current rate 0.688%			3,670,353
	Total investment companies (cost: $5,420,353)			5,420,353
	Total short-term securities (cost: $17,293,083)			17,312,324
	Total investments in securities (cost: $159,243,201)(h)			$156,230,180
	Payable upon return of securities loaned (-8.2%)			(11,891,971)
	Cash and other assets in excess of liabilities (.8%)			1,161,478
	Total net assets (100%)			$145,499,687

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Non-income producing.
(c)	The Portfolio held .5% of net assets in foreign securities at September 30, 2008.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.6% of the Portfolio’s net assets at September 30, 2008.

(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2008, securities with an aggregate market value of $575,820 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
S&P Mid-Cap 400® EMINI	December 2008	85	Long	$238,635

(f)	Securities (or a portion of securities) on loan as of September 30, 2008.
(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)

At September 30, 2008 the cost of securities for federal income tax purposes was $159,888,393. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$19,307,896
Gross unrealized depreciation	(22,966,109)
Net unrealized depreciation	$(3,658,213)

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

September 30, 2008

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (93.4%)
Communication Services (.6%)
Telecommunication (.6%)
11,600	American Tower Corporation - Class A (b)	$417,252
10,500	Crown Castle International Corporation (b)	304,185
		721,437
Consumer Cyclical (.8%)
Lodging - Hotel (.8%)
11,500	Gaylord Entertainment Company (b) (f)	337,755
19,900	Marriott International, Inc. - Class A	519,191
		856,946
Financial (91.9%)
Finance - Diversified (.9%)
13,800	UltraShort Real Estate ProShares	1,059,840

Real Estate (3.2%)
63,250	Brookfield Properties, Corporation (c)	1,001,880
55,300	Digital Realty Trust, Inc.	2,612,925
		3,614,805
Real Estate Investment Trust - Apartments (12.8%)
20,500	American Campus Communities, Inc.	694,540
29,182	Apartment Investment & Management Company - Class A	1,021,954
32,800	AvalonBay Communities, Inc.	3,228,176
35,500	BRE Properties, Inc.	1,739,500
9,800	Camden Property Trust	449,428
67,400	Equity Residential	2,993,234
27,900	Essex Property Trust, Inc.	3,301,407
20,100	Mid-America Apartment Communities, Inc.	987,714
		14,415,953
Real Estate Investment Trust - Diversified (9.7%)
28,300	Cousins Properties, Inc. (f)	714,858
1,400	Duke Realty Corporation	34,412
37,300	DuPont Fabros Technology, Inc.	568,825
9,800	Liberty Property Trust	368,970
42,800	National Retail Properties, Inc. (f)	1,025,060
23,600	PS Business Parks, Inc.	1,359,360
54,700	Vornado Realty Trust	4,974,965
48,800	Washington Real Estate Investment Trust (f)	1,787,544
		10,833,994
Real Estate Investment Trust - Health Care (10.0%)
1,400	Cogdell Spencer, Inc.	22,456
86,200	HCP, Inc.	3,459,206
36,200	Health Care REIT, Inc. (f)	1,926,926
28,300	Healthcare Realty Trust, Inc.	824,945
44,100	Nationwide Health Properties, Inc. (f)	1,586,718
69,400	Ventas, Inc.	3,429,748
		11,249,999
Real Estate Investment Trust - Hotels (2.7%)
83,400	Hersha Hospitality Trust	620,496
124,240	Host Hotels & Resorts, Inc.	1,651,150
31,600	LaSalle Hotel Properties	736,912
		3,008,558
Real Estate Investment Trust - Office Property (14.3%)
17,900	Alexandria Real Estate Equities, Inc.	2,024,132
35,802	BioMed Realty Trust, Inc.	946,963
49,821	Boston Properties, Inc.	4,666,235
49,900	Corporate Office Properties Trust	2,013,465
92,208	Douglas Emmett, Inc.	2,127,239
42,700	Kilroy Realty Corporation	2,040,633
23,200	Maguire Properties, Inc.	138,272
32,600	SL Green Realty Corporation	2,112,480
		16,069,419

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Regional Mall (14.4%)
55,320	General Growth Properties, Inc.	$835,332
102,800	Simon Property Group, Inc.	9,971,600
36,200	Taubman Centers, Inc.	1,810,000
54,700	The Macerich Company	3,481,655
		16,098,587
Real Estate Investment Trust - Self Storage (4.6%)
6,200	Extra Space Storage, Inc.	95,232
50,700	Public Storage, Inc.	5,019,807
		5,115,039
Real Estate Investment Trust - Shopping Centers (11.3%)
46,800	Acadia Realty Trust	1,183,104
55,400	Developers Diversified Realty Corporation (f)	1,755,626
28,300	Federal Realty Investment Trust (f)	2,422,480
91,100	Kimco Realty Corporation	3,365,234
33,600	Regency Centers Corporation	2,240,784
17,300	Saul Centers, Inc. (f)	874,342
20,100	Tanger Factory Outlet Centers, Inc. (f)	880,179
		12,721,749
Real Estate Investment Trust - Warehouse/Industrial (7.7%)
38,100	AMB Property Corporation	1,725,930
16,800	EastGroup Properties, Inc.	815,472
146,876	ProLogis	6,061,572
		8,602,974
Health Care (.4%)
Managed Care (.4%)
27,100	Sun Healthcare Group,Inc. (b)	397,286

Total common stocks (Cost: $87,286,222)		104,766,586

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (4.2%)
Commercial Paper (2.5%)
$734,229	AT&T, Inc. (d)	2.110%	10/06/08	$734,014
734,229	Cargill, Inc. (d)	2.350%	10/14/08	733,606
734,229	JPMorgan Chase & Company	2.510%	10/14/08	733,471
611,858	Novatris Finance Corporation (d)	2.150%	10/02/08	611,821
				2,812,912
Corporate Notes (1.1%)
611,858	Metropolitan Life Global Funding I -144A Issue (e)	2.540%	11/06/08	611,858
611,858	Morgan Stanley	2.640%	10/15/08	611,858
				1,223,716
Repurchase Agreements (.6%)
483,782	Bank of America, Bank of New York and Wells Fargo Repurchase Agreement account; dated 09/30/08 rate 1.350%, due 10/01/08; proceeds $483,800 (Collateralized by Corporate Obligations due 11/18/08 - 01/15/10)			483,782
171,320	JPMorgan Chase, Bank of New York and Wells Fargo Repurchase Agreement account; dated 09/30/08 rate 1.750%, due 10/01/08; proceeds $171,328 (Collateralized by U.S. Government Obligations due 11/19/08)			171,320
				655,102
	Total securities lending collateral (cost: $4,684,140)			4,691,730

Shares
Short-Term Securities (6.1%)
Investment Companies (6.1%)
4,500,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.620%			4,500,000
2,404,235	Wells Fargo & Company Treasury Plus Fund, current rate 0.688%			2,404,235
	Total short-term securities (cost: $6,904,235)			6,904,235
	Total investments in securities (cost: $98,874,597)(g)			$116,362,551
	Payable upon return of securities loaned (-4.2%)			(4,691,730)
	Cash and other assets in excess of liabilities (.5%)			528,706
	Total net assets (100%)			$112,199,527

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.
(b)	Non-income producing.
(c)	The Portfolio held 0.9% of net assets in foreign securities at September 30, 2008.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 1.9% of the Portfolio’s net assets at September 30, 2008.

(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)	Securities (or a portion of securities) on loan as of September 30, 2008.
(g)

At September 30, 2008 the cost of securities for federal income tax purposes was $99,564,387. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$20,511,308
Gross unrealized depreciation	(3,713,144)
Net unrealized appreciation	$16,798,164

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

September 30, 2008

(1)         Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities). Each Portfolio is diversified except for the International Bond Portfolio. The Fund’s prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately.  Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (“Minnesota Life”) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)         Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures.  A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated.  If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in Money Market, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

September 30, 2008

(2)         Summary of Significant Accounting Policies (continued)

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using a highest-cost basis.  Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect it self from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

September 30, 2008

(2)         Summary of Significant Accounting Policies (continued)

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government sponsored enterprise securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2008, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair values of $33,207,710 and $19,303,041 respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)         Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral.  The Portfolios receive a fee from the brokers measured as a percent of the loaned securities.  Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required.  If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities.  The market value of loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day.  The Fund’s lending agent then invests all cash collateral in securities that meet the Fund’s securities lending investment guidelines.  These investments are subject to inherent market risks such as interest rate risk, liquidity risk and other risks that are present in the market and, as such, the value of these investments may not be sufficient, when liquidated, to repay the collateral to the borrower when the loaned security is returned. This could result in losses incurred by the Fund.  Other risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.  These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agent.

The value of securities on loan at September 30, 2008 is as follows:

Market Value of Securities on Loan at September 30, 2008

Bond	$11,535,979
Index 500	9,993,755
Index 400 Mid-Cap	11,718,263
Real Estate Securities	4,782,194

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio.  Wells Fargo Fund Management, LLC normally receives 25% of income on securities lending activities and covers the expenses associated with securities lending activities, however, in consideration of current conditions, Wells Fargo has voluntarily agreed that the Portfolios will temporarily receive 100% of securities lending income until such time as Wells Fargo, in its sole discretion, determines to terminate such voluntary agreement.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

September 30, 2008

(4)         Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At September 30, 2008, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate fair values of illiquid securities held by Bond and Mortgage were $13,940,313 and $10,194,636 respectively, which represent 3.6% and 6.6% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(5)         Fair Value Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective January 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Portfolios to measure fair value during the three months ended September  31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs

The following is a reconciliation of assets for which level 3 inputs were used in determining fair value:

	Fair Value Measurement at September 30, 2008 using
	Quoted Prices	Other Significant	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs	Value at
Portfolio	(Level 1)	(Level 2)	(Level 3)	09/30/2008
Bond	$39,006,903	$379,475,085	$7,015,878	$425,497,866
Money Market	—	141,831,802	—	141,831,802
Mortgage Securities	17,332,634	155,135,727	1,279,806	173,748,167
Index 500	476,702,379	9,698,664	—	486,401,043
International Bond	4,532,318	81,786,548	9,055,737	95,374,603
Index 400 Mid-Cap	144,099,574	11,891,971	—	155,991,545
Real Estate Securities	111,670,821	4,691,730	—	116,362,551

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

September 30, 2008

(5)         Fair Value Measurement (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of September 30, 2008, is as follows:

Portfolio	Beginning balance 12/31/2007	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in and/or out of Level 3	Ending balance 09/30/2008
Bond	$13,401,041	$(2,249,161)	$(35,429)	$(2,126,224)	$(1,974,349)	$7,015,878
Mortgage Securities	2,716,296	(96,669)	18,931	(1,498,067)	139,315	1,279,806
Index 500	7,875,339	(7,875,339)	—	—	—	—
International Bond	—	9,730,716	—	(674,979)	—	9,055,737
Index 400 Mid-Cap	2,740,260	(2,740,260)	—	—	—	—
Real Estate Securities	2,308,268	(2,308,268)	—	—	—	—

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the quarter.  Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for tranfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

(6)   U.S. Treasury Temporary Guarantee Program for Money Market Funds

The Fund on behalf of the Money Market Portfolio (the “Portfolio”), is participating in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”). The Guarantee Program provides coverage to shareholders of record for amounts they held in the Money Market Portfolio as of the close of business on September 19, 2008 (“Eligible Shareholders”). The Guarantee Program will be triggered if the Money Market Portfolio’s net asset value falls below $0.995 (a “Guarantee Event”).

The number of shares guaranteed under the Guarantee Program for each Eligible Shareholder is the lesser of the number of shares owned by an Eligible Shareholder on September 19, 2008 and the number of shares owned by an Eligible Shareholder when a Guarantee Event occurs. The Guarantee Program only applies to Eligible Shareholders who continuously maintain a positive account balance from September 19, 2008 until the date a Guarantee Event occurs. An Eligible Shareholder will receive in the aggregate $1.00 per protected share upon liquidation of the Portfolio pursuant to the Guarantee Program (subject to adjustment and the overall limit of $50 billion currently available under the Guarantee Program to all money market funds participating in the Guarantee Program).

The Guarantee Program will exist for an initial three-month period expiring on December 18, 2008. Subsequently, the Treasury Department will review the need and terms for extending the Guarantee Program up to the close of business on September 18, 2009, and the Portfolio may continue to participate, but is not required to do so.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President
Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 21, 2008